BERGER/BIAM INTERNATIONAL FUND
SEMI-ANNUAL REPORT
JULY 31, 1997



TABLE OF CONTENTS

Portfolio Manager's Letter
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Financial Highlights

BERGER/BIAM INTERNATIONAL FUND
PORTFOLIO MANAGER'S LETTER

Dear Shareholder,

Bank of Ireland Asset Management (U.S.) Limited (BIAM)* is an active international equity manager, pursuing a value style through the use of fundamental analysis.

We are bottom-up stock pickers, selecting stocks within a framework of economic themes. These broad-based trends are derived from a wide spectrum of global events, which can be social, economic and/or technological, in nature. They are an important part of the process that ultimately allows us to identify the ideas that we believe will generate above average growth over the long term.

FUND REVIEW:

During the early part of the year no individual theme made a significant contribution--either positive or negative--to overall performance although there were a number of good individual stock performances which helped the portfolio, particularly in the Healthcare Needs and Positive Banking Environment themes.
In Healthcare, Roche, Zeneca, Glaxo-Wellcome and Novartis did well during the first part of the year and continued to improve through the end of July.

In April, Novartis purchased Merck's agribusiness division and in May it released its first-quarter sales figures which revealed an increase of 8%, considerably ahead of expectations. This was seen as evidence that the benefits of the merger were having a quicker-than-expected impact on the company's performance. The market received this news very well and Novartis' share price rose by 29% over the second quarter. Both Zeneca and Glaxo-Wellcome continued to prosper, also based on optimism for prospective sales growth from new drugs.

Positive Banking Environment stocks Lloyds TSB, ABN-Amro and National Australia Bank reported profit increases ranging from 14% to 52% during the period. This strong performance continued into the second three months of 1997, with Banco de Santander posting good first quarter results and HSBC Holdings gaining 29% over the period, assisted by the strong performance of the Hong Kong market in general.

Themes directed at the developing markets in the Far East have disappointed throughout 1997. Increased Consumer Spending in the Pacific Basin and Infrastructural Development have had a negative impact on the Fund. This has taken place for a variety of reasons ranging from poor company results--as was the case with HM Sampoerna which announced poor sales forecasts--to the domino effect of financial crises which caused poor performance by Bangkok Bank.

The currency hedging program again added value over the period. At the end of July hedges were in place against the British Pound, the Deutschemark, the Swiss Franc and the Dutch Guilder. Approximately 17% of the portfolio is currently hedged.

ECONOMIC & MARKET REVIEW

With the notable exception of the developing markets in the Pacific Basin, equity markets worldwide have thus far done well during 1997. The ongoing U.S. bull market continues to boost international markets, and with American inflation apparently under control and no sign of imminent interest-rate increases, European bourses have been hitting all-highs over the last six months.

In the U.K. strong corporate earnings, particularly from the financial-services sector, and the expectation of even more corporate restructuring by major companies have been underpinning valuations. The initial actions of the country's new Labour government have been a source of encouragement to the market, although the administration's fiscal and monetary policies will be analyzed very closely.

The weakness of the Deutschemark stimulated a recovery in Germany's export-oriented manufacturing sector in the early part of the year and during the second quarter, foreign orders have increased at a steady pace. Their domestic economy remains in the doldrums, however, and unemployment remains at, or close to record levels.

Far Eastern markets performed poorly during the first three months due to fears about the upward direction of U.S. interest rates and continued net outflows by foreign investors. During the second quarter in Malaysia, concern about strong consumer spending, a rising level of imports, high labor costs and a possible oversupply of property all contributed to drive the market downwards. The ongoing financial crisis in Thailand resulted in a 25% decline in the market during the latter part of the period.

The Japanese market, on the other hand, rebounded strongly, gaining 22% during the second quarter. Despite continued speculation that interest rates are set to rise, coupled with a mixed picture on the domestic economy's future growth prospects, foreigners continue to increase their investments in Japan. Little attention is being paid to the current paltry state of the financial sector where banks are continuing to struggle under the burden of their bad debts which are estimated, by the most optimistic of forecasters, to absorb profits for the next 3.3 years.

OUTLOOK:

Our outlook for the remainder of the year remains the same. The low-growth, low-inflationary environment, which prevails globally, will continue to provide a favorable backdrop for equity investments. Nevertheless the upward movement of most markets has driven up valuations relative to earnings growth and this fact remains uppermost in our minds. These gains have pushed many multiples to very high levels and are occurring against an interest rate background which, if anything, is deteriorating. Many stock prices, especially the blue chips, and even more so, some financials have increased beyond their fundamental values.

Based on relative valuations levels, this has led us to move from some of the more highly priced U.K. and continental European stocks, switching the proceeds into a number of selected Japanese holdings where valuation levels are looking increasingly reasonable.

Overall, global economic conditions remain on the positive side, with few general signs of real inflationary pressures. The only exceptions to this are the U.K. where there have been some interest rate rises and where the currency is becoming less competitive, and some of the smaller Far Eastern countries in recent months. The debate on the introduction of the Euro in 1999 and the likely list of initial participants continues to be a major focus in Europe but the general consensus is that European monetary union will go ahead on schedule.

Thank you for your continued confidence and investment in the Fund.


Bank of Ireland Asset Management (U.S.) Limited
Portfolio Managers


* Investments in the Berger/BIAM International Fund are not insured by the Federal Deposit Insurance Corporation, are not deposits, and are not obligations of, or endorsed or guaranteed in any way by, any bank.

                    TOP TEN HOLDINGS AS OF JULY 31, 1997

                                      % of Portfolio's Net Assets
                                      ---------------------------
              Company                  at 7/31/97     at 1/31/97
              -------                  ----------     ----------
    1. Novartis                           4.5%           3.7%
    2. National Australia Bank            3.3%           3.1%
    3. Canon                              3.0%           2.0%
    4. Barclays Bank                      2.6%           1.9%
    5. B.A.T. Industries                  2.5%           2.2%
    6. Lloyds TSB Group                   2.5%           2.0%
    7. Schw Ruckverischer                 2.4%           1.5%
    8. ING Groep                          2.3%           1.9%
    9. ABN Amro Holdings                  2.3%           2.3%
   10. Mannesmann                         2.0%           2.0%

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN BERGER/BIAM INTERNATIONAL FUND VS. EAFE INDEX AND COST OF LIVING INDEX (DESCRIPTION OF BERGER/BIAM INTERNATIONAL FUND PERFORMANCE LINE GRAPH)
The following table reflects data presented in a line graph at this point in the Semi-Annual Report to Shareholders. The graph compares the value of shares invested in the Berger/BIAM International Fund to the EAFE Index and to the Cost of Living Index. The graph is based on an initial investment of $10,000 on July 31, 1989 with all dividends and capital gains reinvested. Also included is a smaller chart reflecting the Berger/BIAM International Fund's Average Annual Total Return as of July 31, 1997 for 1 year - 26.0%, 3 years - 14.7%, 5 years - 13.9% and since inception (July 31, 1989) - 14.0%.


              Berger/BIAM                             Cost of Living
   Date    International Fund        EAFE                Index
   ----    ------------------        ----             --------------
  7/31/89    $10,000                $10,000              $10,000
  7/31/90    $13,390                $ 9,328              $10,482
  7/31/91    $12,470                $ 8,567              $10,949
  7/31/92    $14,840                $ 7,933              $11,294
  7/31/93    $16,070                $10,169              $11,608
  7/31/94    $18,820                $11,636              $11,929
  7/31/95    $21,290                $12,482              $12,259
  7/31/96    $22,560                $12,961              $12,621
  7/31/97    $28,417                $15,352              $12,886

FOOTNOTE TO LINE GRAPH AND AVERAGE ANNUAL TOTAL RETURNS
Total return data for the Fund for periods prior to October 11, 1996, reflect the performance of the pool of assets transferred on that date into the Berger/BIAM International Portfolio in which all of the Fund's assets are invested, adjusted at that time for any increase in expenses anticipated in operating the Fund, including the Fund's pro rata share of the aggregate annual operating expenses, net of fee waivers, of the Portfolio. The asset pool was not registered with the Securities and Exchange Commission and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the pool had been registered its performance might have been adversely affected. Performance figures are based on historical results and are not intended to be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

BERGER/BIAM INTERNATIONAL FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JULY 31, 1997

ASSETS
Investment in Berger/BIAM International Portfolio ("Portfolio")    $19,416,333
                                                                   -----------
     Total Assets                                                   19,416,333
                                                                   -----------
LIABILITIES
Accrued administrative fee (Note 2)                                      7,222
Accrued registration fees                                                4,267
Accrued 12b-1 distribution and advertising fees (Note 2)                 4,012
                                                                   -----------
     Total Liabilities                                                  15,501
                                                                   -----------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                        $19,400,832
                                                                   -----------
                                                                   -----------
Capital Shares:
     Authorized (Par Value $0.01)                                  Unlimited
                                                                   -----------
                                                                   -----------
     Shares Outstanding                                              1,662,190
                                                                   -----------
                                                                   -----------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                $11.67
                                                                   -----------
                                                                   -----------

SEE NOTES TO FINANCIAL STATEMENTS.

BERGER/BIAM INTERNATIONAL FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE PERIOD FROM NOVEMBER 7, 1996 (COMMENCEMENT
OF INVESTMENT OPERATIONS) TO JULY 31, 1997


INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Interest and dividend income (net of $28,857 foreign
 withholding taxes)                                                 $  249,471
Portfolio expenses                                                     (96,429)
                                                                    ----------
     Net Investment Income Allocated from Portfolio                    153,042
                                                                    ----------
FUND EXPENSES
Administrative fees (Note 2)                                            48,541
12b-1 distribution and advertising fees (Note 2)                        26,967
Registration fees                                                       10,749
Legal fees                                                               4,803
                                                                    ----------
     Total Fund Expenses                                                91,060
                                                                    ----------
Net Investment Income (Loss)                                            61,982
                                                                    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
AND FOREIGN CURRENCY TRANSACTIONS ALLOCATED FROM PORTFOLIO
Net realized gain (loss) on investment and foreign
 currency transactions                                                 244,309
Net change in unrealized appreciation (depreciation) of
 investment and foreign currency transactions                        2,022,835
                                                                    ----------
Net Realized and Unrealized Gain (Loss) on Investment and
 Foreign Currency Transactions Allocated from Portfolio              2,267,144
                                                                    ----------
Net Increase (Decrease) in Net Assets Resulting from Operations     $2,329,126
                                                                    ----------
                                                                    ----------


SEE NOTES TO FINANCIAL STATEMENTS.

BERGER/BIAM INTERNATIONAL FUND
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
FOR THE PERIOD FROM NOVEMBER 7, 1996 (COMMENCEMENT
OF OPERATIONS) TO JULY 31, 1997

FROM OPERATIONS:
Net investment income (loss)                                       $    61,982
Net realized gain (loss) on investment and foreign currency
 transactions allocated from Portfolio                                 244,309
Net unrealized gain (loss) on investment and foreign currency
 transactions allocated from Portfolio                               2,022,835
                                                                   -----------
Net Increase (Decrease) in Net Assets from Operations                2,329,126
                                                                   -----------
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income                                                        0
Net realized gain                                                            0
                                                                   -----------
Net Increase (Decrease) in Net Assets from Distributions to
 Shareholders                                                                0
                                                                   -----------
FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold                                           24,328,896
Net asset value of shares issued in reinvestment of dividends                0
                                                                   -----------
     Total                                                          24,328,896
Payments for shares redeemed                                        (7,257,190)
                                                                   -----------
Net Increase (Decrease) in Net Assets Derived from Fund
 Share Transactions                                                 17,071,706
                                                                   -----------
INCREASE (DECREASE) IN NET ASSETS                                   19,400,832
Net Assets:
     Beginning of period                                                     0
                                                                   -----------
     End of period                                                 $19,400,832
                                                                   -----------
                                                                   -----------
Undistributed (distribution in excess of) net investment
 income included in the above                                      $    61,982
                                                                   -----------
                                                                   -----------
COMPONENTS OF NET ASSETS:
Capital (par value and paid in surplus)                            $17,071,706
Accumulated net investment income (loss)                                61,982
Accumulated net realized gain (loss)                                   244,309
Unrealized appreciation (depreciation) of investment and foreign
 currency transactions                                               2,022,835
                                                                   -----------
     Total                                                         $19,400,832
                                                                   -----------
                                                                   -----------
TRANSACTIONS IN FUND SHARES:
Shares sold                                                          2,340,642
Shares issued to shareholders in reinvestment of dividends                   0
                                                                   -----------
     Total                                                           2,340,642
Shares repurchased                                                    (678,452)
                                                                   -----------
Net increase (decrease) in shares                                    1,662,190
Shares outstanding, beginning of period                                      0
                                                                   -----------
Shares outstanding, end of period                                    1,662,190
                                                                   -----------
                                                                   -----------


SEE NOTES TO FINANCIAL STATEMENTS.

BERGER/BIAM INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JULY 31, 1997


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION
     The Berger/BIAM International Fund (the "Fund") is a series of the Berger/BIAM Worldwide Funds Trust (the "Trust"), a Delaware business trust, organized on May 31, 1996. The Fund and the Trust are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the series comprising the Fund, International Equity Fund and Berger/BIAM International CORE Fund, are the only series established under the Trust, although others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series. The Fund commenced investment operations on November 7, 1996 ("Commencement of Investment Operations").

     The investment objective of the Fund is long-term capital appreciation. The Fund will invest all of its investable assets in the Berger/BIAM International Portfolio (the "Portfolio"), a series of Berger/BIAM Worldwide Portfolios Trust. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (19% at July 31, 1997). The Portfolio is an open-end management investment company and has the same investment objective and policies as the Fund. The performance of the Fund will be derived from the investment performance of the Portfolio. The financial statements of the Portfolio, including the schedule of portfolio investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. All costs in organizing the Trust were paid by BBOI Worldwide LLC, the advisor of the Portfolio (the "Advisor"). The Advisor has delegated the daily portfolio management of the Portfolio to Bank of Ireland Asset Management (U.S.) Limited ("BIAM" or the "Sub-Advisor"), which owns 50% of the Advisor. Berger Associates, Inc. ("Berger") also owns 50% of the Advisor.

SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATION
     The price of the Fund's shares is based on the net asset value of the Fund, which is determined at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., New York time) each day that the Exchange is open. The per share net asset value of the Fund is determined by dividing the total value of its assets, less liabilities, by the total number of shares outstanding. Since the Fund will invest all of its investable assets in the Portfolio, the value of the Fund's investable assets will be equal to the value of its beneficial interest in the Portfolio. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statement which accompany these Financial Statements for the Fund.

INCOME AND EXPENSES
     As an investor in the Portfolio, the Fund is allocated its pro rata share of the aggregate investment income and annual operating expenses of the Portfolio including the investment advisory fee, custodian fees, independent accountants' fees, record keeping and pricing agent fees. Such investment income and expenses are allocated on the day the expense is incurred in proportion to the prior day's relative net assets of the Fund and other investors in the Portfolio.

FEDERAL INCOME TAXES
     Each series of the Trust is treated as a separate entity for Federal income tax purposes. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required.

DIVIDENDS AND DISTRIBUTIONS
     Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for Federal income tax purposes, taxable as ordinary income to shareholders.

     The Fund distributes net realized capital gains, if any, to their shareholders at least annually, if not offset by capital loss carryovers.
Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatments for net operating losses and expiring capital loss carryforwards. Accordingly, these permanent differences in the character of income and distributions between financial statements and tax basis will be reclassified to paid-in-capital. At July 31, 1997, no such differences existed.

USE OF ESTIMATES
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   AGREEMENTS

     Under an Administrative Services Agreement with the Fund, the Advisor serves as the administrator of the Fund. Pursuant to such Agreement, the Fund pays the Advisor a fee at an annual rate equal to the lesser of 0.45% of its average daily net assets or the Advisor's annual cost to provide or procure such services plus 0.02% of the Fund's average daily net assets. Under the Agreement, the Advisor is responsible, at its own expense, for providing or procuring all administrative services reasonably necessary for the operation of the Fund, including recordkeeping and pricing services, custodian services, transfer agency and dividend disbursing services, tax and audit services, insurance, printing and mailing to shareholders of prospectuses and other required communication and certain other administrative services. The Advisor has delegated the administration of the Fund to Berger. For such services, the Advisor pays Berger a sub-administration fee equal to 0.25% of the Fund's average daily net assets.

     Additionally, the Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). The Plan provides for the payment to Berger of a 12b-1 fee of .25 of 1% per annum of the Fund's average daily net assets to finance activities primarily intended to result in the sale of the Fund's shares. The plan provides that such payments will be made to Berger as compensation rather than reimbursement for actual expenses incurred to promote the sale of the Fund's shares.

     Investors Fiduciary Trust Company ("IFTC") has been appointed to provide recordkeeping and pricing services to the Fund, including calculating the net asset value of the Fund, and to perform certain accounting and recordkeeping functions that it requires. In addition, IFTC has been appointed to serve as the Fund's custodian, transfer agent and dividend disbursing agent.

     Certain officers and trustees of the Trust are officers and directors of the Advisor or Sub-Advisor. Trustees who are not affiliated with the Portfolio's Advisor or Sub-Advisor are compensated for their services according to a fee schedule, allocated among the Berger Funds and Berger/BIAM Portfolio, which includes an annual fee component and a per meeting component. Such fees are allocated directly to the Portfolio and, therefore, indirectly to the Fund.

3.   CHANGE OF FISCAL YEAR

     Effective April 11, 1997, the trustees of the Trust changed the fiscal year end of the Fund from July 31 to September 30.

BERGER/BIAM INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS (UNAUDITED)
FOR A SHARE OUTSTANDING THROUGH THE PERIOD FROM NOVEMBER 7, 1996
(COMMENCEMENT OF INVESTMENT OPERATIONS) TO JULY 31, 1997


Net asset value, beginning of period                               $     10.00
                                                                     ---------
Income from investment operations:
     Net investment income                                                0.04
     Net realized and unrealized gain (loss) on investment and
      foreign currency transactions allocated from Portfolio              1.63
                                                                     ---------
Total from investment operations                                          1.67
                                                                     ---------
Net asset value, end of period                                     $     11.67
                                                                     ---------
Total return*                                                            16.70%
                                                                     ---------
                                                                     ---------
Ratios/Supplementary Data:
Net assets, end of period                                          $19,400,832
Ratios to average net assets~:
     Gross expenses^                                                      1.97%
     Net expenses^                                                        1.74%
     Net investment income (loss)                                         0.57%

* BASED ON OPERATIONS FOR THE PERIOD SHOWN AND, ACCORDINGLY, IS NOT REPRESENTATIVE OF A FULL YEAR.
~ ANNUALIZED.
^ REFLECTS THE FUND'S EXPENSES PLUS THE FUND'S PRO RATA SHARE OF THE
  PORTFOLIO'S GROSS AND NET EXPENSES. THE PORTFOLIO'S NET EXPENSES REFLECT ITS GROSS EXPENSES, REDUCED BY FEES OFFSET BY EARNINGS CREDITS, FEE WAIVERS AND EXPENSE REIMBURSEMENTS.



SEE NOTES TO FINANCIAL STATEMENTS.

BERGER/BIAM INTERNATIONAL PORTFOLIO
SEMI-ANNUAL REPORT
JULY 31, 1997

The following pages should be read in conjunction with the Berger/BIAM International Fund Semi-Annual financial statements.



TABLE OF CONTENTS

Schedule of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements

BERGER/BIAM INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
JULY 31, 1997


Country/Shares    Company                             Industry                   Market Value
--------------    -------                             --------                   ------------
                           COMMON STOCK - 89.9%
AUSTRALIA - 6.7 %
     106,970      Broken Hill Proprietary             Resources                   $1,455,643
     208,600      National Australia Bank             Financials                   3,041,452
     327,530      News Corporation                    Media                        1,493,370
     135,150      Western Mining                      Resources                      785,052
                                                                                  ----------
                                                                                   6,775,517
                                                                                  ----------
FINLAND - .5%
      19,800      Upm Kymmene                         Paper, Packaging
                                                       & Printing                    480,435
                                                                                  ----------
FRANCE - 2.1%
       3,230      Elf Aquitaine                       Utilities                      367,527
      15,400      Michelin                            Auto Goods                     955,955
       8,180      Total Co. Francaise Petrole 'B'     Utilities                      818,862
                                                                                  ----------
                                                                                   2,142,344
                                                                                  ----------
GERMANY -6.4%
      33,645      Hoechst                             Healthcare                   1,576,838
       4,477      Mannesmann                          Electrical/Engineering       2,086,083
      15,490      Siemens                             Electrical/Engineering       1,076,973
      29,740      Veba                                Utilities                    1,725,532
                                                                                  ----------
                                                                                   6,465,426
                                                                                  ----------
GREAT BRITAIN - 29.8%
     290,340      BAT Industries                      Tobacco/
                                                      Financial
                                                      Services                     2,452,660
     122,950      Barclays Bank                       Financials                   2,591,522
     323,500      BTR                                 Conglomerates                1,005,557
     103,000      Cable & Wireless                    Telecommunications           1,037,358
     105,750      Cadbury Schweppes                   Food Manufacturing           1,022,557
      61,400      EMI Group - Class B                 Leisure & Entertainment        110,786
      93,420      EMI Group                           Leisure & Entertainment        856,594
     203,350      General Electric Co.                Electrical/Engineering       1,174,114
      83,300      Glaxo Wellcome                      Healthcare                   1,763,983
     126,200      Granada Group                       Leisure & Entertainment      1,738,849
     112,700      Grand Metropolitan                  Retailer/Consumer Goods      1,106,398
      66,400      Kingfisher                          Retailer/Consumer Goods        784,195
     158,900      Ladbroke Group                      Leisure & Entertainment        643,790
     213,100      Lloyds TSB Group                    Financials                   2,355,953
      41,800      Premier Farnell                     Distributor of Components      351,736
     146,080      Prudential                          Insurance                    1,399,352
     178,050      Safeway                             Retailer/Consumer Goods      1,125,874
     126,400      Scottish Power                      Utilities                      893,609
     250,350      Shell Transport & Trading Company   Utilities                    1,852,027
      87,841      Siebe                               Electrical/Engineering       1,584,941
     130,900      TI Group                            Electrical/Engineering       1,168,051
     200,500      Vodafone Group                      Telecommunications           1,012,951
      58,575      Zeneca Group                        Healthcare                   1,945,632
                                                                                  ----------
                                                                                  29,978,489
                                                                                  ----------


Country/Shares    Company                             Industry                   Market Value
--------------    -------                             --------                   ------------
HONG KONG - 1.6%
      45,000      HSBC Holdings                       Financials                 $ 1,569,463
                                                                                 -----------
INDONESIA - 2.6%
     256,000      Gudang Garam                        Tobacco                        966,730
     304,000      HM Sampoerna                        Tobacco                      1,063,709
     409,000      Telekomunikasi                      Telecommunications             625,621
                                                                                 -----------
                                                                                   2,656,060
                                                                                 -----------
IRELAND - 1.2%
      47,230      Allied Irish Banks                  Financials                     436,610
     257,100      Smurfit (Jefferson) Group           Paper, Packaging
                                                      & Printing                     778,515
                                                                                 -----------
                                                                                   1,215,125
                                                                                 -----------
ITALY - 1.4%
      42,206      ENI SPA ITL                         Utilities                      246,215
     189,380      Telecom Italia                      Telecommunications           1,201,188
                                                                                 -----------
                                                                                   1,447,403
                                                                                 -----------
JAPAN - 6.9%
      94,000      Canon                               Retailer/Consumer Goods      2,998,354
      33,000      Honda Motor                         Engineering/Vehicles         1,102,738
      37,000      Kao Corporation                     Household Goods                555,757
       4,000      Murata Manufacturing                Electronic & Electrical
                                                      Equipment                      188,009
       4,000      Rohm Company                        Electronic & Electrical
                                                      Equipment                      523,185
      20,000      Shiseido                            Retailers General              332,475
       7,000      Sony Corporation                    Electronic & Electrical
                                                      Equipment                      697,017
      20,000      Takeda Chemical                     Pharmaceuticals                605,882
                                                                                 -----------
                                                                                   7,003,417
                                                                                 -----------
MALAYSIA - 2.7%
     103,000      Hume Industries                     Infrastructure/Property        390,818
     203,000      RHB Capital                         Financials                     550,730
     304,400      Sime Darby                          Conglomerates                  958,649
     118,000      United Engineers                    Infrastructure/Property        823,828
                                                                                 -----------
                                                                                   2,724,025
                                                                                 -----------
MEXICO - .6%
     203,670      Grupo Financiero Banamex - Class B  Financials                     626,857
                                                                                 -----------
NETHERLANDS - 9.0%
      87,430      ABN Amro Holdings                   Financials                   2,051,280
      86,600      Elsevier                            Media                        1,522,811
      47,852      ING Groep                           Financials                   2,323,785
      28,005      KON PTT Nederland                   Telecommunications           1,146,806
       6,250      Nutricia Ver Bedrijven              Food Manufacturing           1,059,883
      16,800      Royal Dutch Petroleum               Utilities                      939,673
                                                                                 -----------
                                                                                   9,044,238
                                                                                 -----------
PHILIPPINES - .4%
     208,370      San Miguel - Class B                Food & Drinks                  444,554
                                                                                 -----------
SINGAPORE - 5.2%
     165,000      City Development                    Infrastructure/Property      1,402,584
     148,412      Development Bank of Singapore       Financials                   1,927,691
      94,600      Fraser and Neave                    Food & Drinks                  643,319
      68,100      Singapore Press Holdings            Media                        1,292,071
                                                                                 -----------
                                                                                   5,265,665
                                                                                 -----------

SPAIN - .9%
     32,380       Banco De Santander                  Financials                     902,506
                                                                                 -----------
SWITZERLAND - 11.2%
       1,404      Alusuisse Lonza Holdings            Conglomerates                1,273,417
       1,272      Nestle                              Food Manufacturing           1,610,137
       2,941      Novartis                            Healthcare                   4,709,601
         161      Roche Holdings                      Healthcare                   1,553,183
       1,507      Schw Ruckverischer                  Insurance                    2,185,945
                                                                                 -----------
                                                                                  11,332,283
                                                                                 -----------


Country/Shares    Company                             Industry                   Market Value
--------------    -------                             --------                   ------------
THAILAND - .7%
      97,100      Bangkok Bank                        Financials                 $    747,851
                                                                                 ------------
                  TOTAL COMMON STOCK (Cost $82,021,134)                            90,821,658
                                                                                 ------------
                  U.S. GOVERNMENT OBLIGATIONS - 4.9%
$    5,000,000    U.S. Treasury Bills due 8/21/97 (Amortized cost $4,986,444)       4,986,444
                                                                                 ------------
                  REPURCHASE AGREEMENT - 3.2%
                  Repurchase agreement with State Street Bank, 4.25%, dated
                  July 31, 1997, to be purchased at $3,252,384 on August 1, 1997, collateralized by U.S. Treasury Notes, 6.125% - March 31, 1998,
                  with a value of $3,332,069 (Amortized cost $3,252,000)            3,252,000
                                                                                 ------------
Total Investments (Cost $90,259,578*) - 98.0%                                      99,060,102
Other Assets, Less Liabilities - 2.0%                                               1,980,340
                                                                                 ------------

Net Assets - 100%                                                                $101,040,442
                                                                                 ------------
                                                                                 ------------

*Also represents cost for Federal income tax purposes.




SEE NOTES TO FINANCIAL STATEMENTS.

BERGER/BIAM INTERNATIONAL PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JULY 31, 1997

ASSETS
Investments at value (cost $90,259,578)                            $ 99,060,102
Cash                                                                        668
Foreign currency at value (cost $1,725,044)                           1,717,907
Net unrealized appreciation on open forward currency contracts          694,343
Receivables:
     Beneficial interests sold                                              527
     Interest and dividends                                             254,070
     Investment securities sold                                       2,330,182
                                                                   ------------
     Total Assets                                                   104,057,799
                                                                   ------------
LIABILITIES
Payables:
     Investment securities purchased                                  3,017,357
                                                                   ------------
     Total Liabilities                                                3,017,357
                                                                   ------------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS           $101,040,442
                                                                   ------------
                                                                   ------------



SEE NOTES TO FINANCIAL STATEMENTS.

BERGER/BIAM INTERNATIONAL PORTFOLIO
Statement of Operations (Unaudited)
For the Period From October 11, 1996 (commencement of investment operations) to July 31, 1997

INVESTMENT INCOME:
Dividend income (net of $120,766 foreign withholding taxes)        $  975,005
Interest                                                              106,243
                                                                  -----------
     Total Investment Income                                        1,081,248
                                                                  -----------
EXPENSES:
Investment advisory fee (Note 2)                                      396,476
Accounting services                                                    49,136
Trustees' fees and expenses (Note 2)                                   36,109
Custody fees                                                            8,752
Legal fees                                                              2,490
Postage, printing and reports                                           5,470
Insurance and bonds                                                     3,750
Miscellaneous                                                             516
                                                                  -----------
     Total Expenses                                                   502,699
     Less earnings credits                                            (57,888)
     Less expenses reimbursed by Advisor (Note 2)                     (62,850)
                                                                  -----------
     Expenses - Net                                                   381,961
                                                                  -----------
     Net Investment Income (Loss)                                     699,287
                                                                  -----------
NET REALIZED GAIN (LOSS) ON
     Investment transactions                                          306,369
     Foreign currency transactions                                    622,104
                                                                  -----------
     Net Realized Gain (Loss)                                         928,473

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
     Investments                                                    8,233,848
     Foreign currency contracts and translations                      711,630
                                                                  -----------
     Net Change in Unrealized Appreciation (Depreciation)           8,945,478

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $10,573,238
                                                                  -----------
                                                                  -----------




SEE NOTES TO FINANCIAL STATEMENTS.

BERGER/BIAM INTERNATIONAL PORTFOLIO
Statement of Changes in Net Assets (Unaudited)
For the Period From October 11, 1996 (COMMENCEMENT of investment operations) to July 31, 1997


FROM OPERATIONS:
Net investment income (loss)                                     $    699,287
Net realized gain (loss) on investments and foreign
 currency transactions                                                928,473
Net change in unrealized appreciation (depreciation)
 of investments and foreign currency transactions                   8,945,478
                                                                 ------------
Net Increase (Decrease) in Net Assets from Operations              10,573,238
                                                                 ------------

FROM DIVIDENDS AND DISTRIBUTIONS TO INVESTORS':
Net investment income                                                       0
Net realized gain                                                           0
                                                                 ------------
Net Decrease in Net Assets from Distributions to Investors'                 0
                                                                 ------------
FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
Contributions                                                     102,382,686
Withdrawals                                                       (11,915,482)
                                                                 ------------

Net Increase (Decrease) in Net Assets from Investors'
 Transactions                                                      90,467,204
                                                                 ------------
INCREASE (DECREASE) IN NET ASSETS                                 101,040,442
Net Assets:
     Beginning of period                                                    0
                                                                 ------------
     End of period                                               $101,040,442
                                                                 ------------
                                                                 ------------

RATIOS/SUPPLEMENTARY DATA (UNAUDITED)
For the period from October 11, 1996 (commencement of investment operations) to July 31, 1997

RATIOS TO AVERAGE NET ASSETS~:
     Gross Expenses*                      1.14%
     Net Expenses*                        0.87%
     Net Investment Income                1.59%
Portfolio Turnover+                         18%
Average Commission Rate                 $.0235

* NET EXPENSES REFLECT THE PORTFOLIO'S GROSS (TOTAL) EXPENSES, REDUCED BY FEES OFFSET BY EARNINGS CREDITS, FEE WAIVERS AND EXPENSE REIMBURSEMENTS.
~ ANNUALIZED.
+ BASED ON OPERATIONS FOR THE PERIOD SHOWN AND, ACCORDINGLY, IS NOT
  REPRESENTATIVE OF A FULL YEAR.




SEE NOTES TO FINANCIAL STATEMENTS.

BERGER/BIAM INTERNATIONAL PORTFOLIO
Notes to Financial Statements (Unaudited)
July 31, 1997

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION
     The Berger/BIAM International Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio is a series of the Berger/BIAM Worldwide Portfolios Trust (the "Trust") , which was organized as a Delaware business trust on May 31, 1996. All costs in organizing the Trust were paid by BBOI Worldwide LLC, the investment advisor of the Portfolio ("BBOI"). The Portfolio commenced investment operations on October 11, 1996 ("Commencement of Investment Operations") with the sale of 448,161 shares of beneficial interest to the International Equity Fund, formerly known as the Berger/BIAM International Institutional Fund, in exchange for portfolio assets with an aggregate value of $4,481,609 which were transferred from the Pooled Trust of Citizens Bank of New Hampshire ("Citizens NH") to the International Equity Fund and, in turn, transferred to the Portfolio. Such transaction was a tax-free exchange. Citizens NH is an affiliate of Bank of Ireland Asset Management (U.S.) Limited ("BIAM"), which was the investment sub-advisor to the Pooled Trust and is the investment sub-advisor to the Portfolio.

     The Portfolio is advised by BBOI, which has delegated daily portfolio management of the Portfolio to BIAM. Berger Associates, Inc. ("Berger") and BIAM each own 50% of BBOI.

SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATION
     The Portfolio's securities and other assets are valued at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. New York time) each day the Exchange is open. The Portfolio's securities and other assets are valued as follows: securities listed or traded primarily on foreign exchanges, national exchanges and the Nasdaq Stock market are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by the Portfolio will be determined by using pricing services which provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available are valued at fair values determined in good faith pursuant to consistently applied procedures established by the trustees.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares in the portfolio are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith pursuant to consistently applied procedures established by the trustees.

FEDERAL INCOME TAXES
     The Portfolio intends to be treated as a partnership for Federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Sub-Chapter M of the Internal Revenue Code.

SECURITY GAINS AND LOSSES
     Gains and losses are computed on the identified cost basis for both financial statement and Federal income tax purposes for all securities. Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation. The cost of securities is translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
     Investment transactions are accounted for on the date investments are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts.

USE OF ESTIMATES
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

FORWARD CURRENCY CONTRACTS
     The Portfolio may enter into forward foreign currency exchange contracts for the purpose of hedging the Portfolio against exposure to market value fluctuations in foreign currencies. The use of such instruments may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations. Forward currency contracts and foreign denominated assets may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk, and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

2.   AGREEMENTS

     BBOI renders investment advisory services to the Portfolio pursuant to an agreement which provides for an investment advisory fee to be paid to BBOI at the annual rate of .90 of 1% of the Portfolio's average daily net assets. Until at least April 30, 1998, BBOI has agreed voluntarily to waive its advisory fee to the extent that the Portfolio's normal operating expenses in any fiscal year (including the investment advisory fee and custodian fees, but excluding brokerage commissions, interest, taxes and extraordinary expenses) exceed 1.00% of the Portfolio's average daily net assets for that fiscal year. BBOI is also responsible for providing for or arranging for all managerial and administrative
services necessary for the operations of the Portfolio.   BBOI has delegated the
daily portfolio management of the Portfolio to BIAM. For such services, BBOI pays BIAM a sub-advisory fee equal to .45% of the average daily net assets of the Portfolio. Such sub-advisory fee has been voluntarily waived by BIAM from the Commencement of Operations through July 31, 1997, except for the amount payable on the Citizens NH converted assets.

     Investors Fiduciary Trust Company ("IFTC") has been appointed to provide recordkeeping and pricing services to the Portfolio, including calculating the net asset value of the Portfolio, and to perform certain accounting and recordkeeping functions required by the Portfolio. In addition, IFTC has been appointed to serve as the Portfolio's custodian and transfer agent. For custodian, recordkeeping and pricing services, the Portfolio pays a fee directly to IFTC based on a percentage of its net assets, subject to certain minimums, and reimburses IFTC for certain out-of-pocket expenses. IFTC's fees for custody, recordkeeping and pricing, or transfer agency services are subject to reduction by credits earned by the Portfolio, based on the cash balances of the Portfolio held by IFTC as custodian or by credits received from directed brokerage transactions. For the period from Commencement of Operations through July 31, 1997, the Fund received $57,888 in earnings and brokerage credits which offset the fees payable to IFTC for services rendered.

     Certain officers and trustees of the Trust are officers and directors of the Advisor or BIAM. Trustees who are not affiliated with the Advisor or BIAM are compensated for their services according to a fee schedule, allocated among the Berger Funds and Berger/BIAM Portfolio, which includes an annual fee component and a per meeting component. Such fees are allocated directly to the Portfolio and, therefore, indirectly to each fund. Trustees' fees and expenses during the period from commencement of operations through July 31, 1997, totaled $36,109.

3.   INVESTMENT TRANSACTIONS

PURCHASES AND SALES
     Purchases and sales of investment securities (excluding short-term securities) during the period from Commencement of Investment Operations to July 31, 1997 were as follows:


         Purchase of                             Sales of
     Investment Securities                  Investment Securities
     ---------------------                  ---------------------
       $89,505,618                               $7,790,854

     There were no purchases or sales of long-term U.S. Government securities during the period.

     At July 31, 1997, the composition of unrealized appreciation (the excess of value over tax cost) and unrealized depreciation (the excess of tax cost over value) for securities held was as follows:


     Appreciation           Depreciation       Net
     ------------           ------------       ---
      $11,187,925            $2,387,401     $8,800,524

4.   CHANGE OF FISCAL YEAR

     Effective April 11, 1997, the trustees of the Trust changed the fiscal year end of the Portfolio from July 31 to September 30.

                    TRUSTEES OF BERGER/BIAM WORLDWIDE FUNDS TRUST

                    MICHAEL OWEN, CHAIRMAN * DENNIS E. BALDWIN
        WILLIAM M.B. BERGER * LOUIS R. BINDNER, P.E. * KATHERINE A. CATTANACH LUCY BLACK CREIGHTON * DENIS CURRAN * PAUL R. KNAPP * GERARD M. LAVIN *
                     HARRY T. LEWIS, JR. * WILLIAM SINCLAIRE


                                  OFFICERS:


                               GERARD M. LAVIN
                           President of the Trust

                              CRAIG D. CLOYED
                        Vice President of the Trust

                                KEVIN R. FAY
           Vice President, Secretary and Treasurer of the Trust

                              JANICE M. TEAGUE
                      Assistant Secretary of the Trust

                              DAVID J. SCHULTZ
                      Assistant Treasurer of the Trust

                             INVESTMENT ADVISOR
                             BBOI Worldwide LLC
                               P.O. Box 5005
                           Denver, Colorado 80217
                     1-303-329-0200 or 1-800-333-1001


                              THE BERGER FUNDS
              Together we can move mountains...the world over.-TM-
                       -C-1997 Berger Associates, Inc.

INTERNATIONAL EQUITY FUND
SEMI-ANNUAL REPORT
JULY 31, 1997



TABLE OF CONTENTS

Portfolio Manager's Letter
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Financial Highlights

INTERNATIONAL EQUITY FUND
PORTFOLIO MANAGER'S LETTER



Dear Shareholder,

Bank of Ireland Asset Management (U.S.) Limited (BIAM)* is an active international equity manager, pursuing a value style through the use of fundamental analysis.

We are bottom-up stock pickers, selecting stocks within a framework of economic themes. These broad-based trends are derived from a wide spectrum of global events, which can be social, economic and/or technological, in nature. They are an important part of the process that ultimately allows us to identify the ideas that we believe will generate above average growth over the long term.

FUND REVIEW:

During the early part of the year no individual theme made a significant contribution--either positive or negative--to overall performance although there were a number of good individual stock performances which helped the portfolio, particularly in the Healthcare Needs and Positive Banking Environment themes. In Healthcare, Roche, Zeneca, Glaxo-Wellcome and Novartis did well during the first part of the year and continued to improve through the end of July.

In April, Novartis purchased Merck's agribusiness division and in May it released its first-quarter sales figures which revealed an increase of 8%, considerably ahead of expectations. This was seen as evidence that the benefits of the merger were having a quicker-than-expected impact on the company's performance. The market received this news very well and Novartis' share price rose by 29% over the second quarter. Both Zeneca and Glaxo-Wellcome continued to prosper, also based on optimism for prospective sales growth from new drugs.

Positive Banking Environment stocks Lloyds TSB, ABN-Amro and National Australia Bank reported profit increases ranging from 14% to 52% during the period. This strong performance continued into the second three months of 1997, with Banco de Santander posting good first quarter results and HSBC Holdings gaining 29% over the period, assisted by the strong performance of the Hong Kong market in general.

Themes directed at the developing markets in the Far East have disappointed throughout 1997. Increased Consumer Spending in the Pacific Basin and Infrastructural Development have had a negative impact on the Fund. This has taken place for a variety of reasons ranging from poor company results--as was the case with HM Sampoerna which announced poor sales forecasts--to the domino effect of financial crises which caused poor performance by Bangkok Bank.

The currency hedging program again added value over the period. At the end of July hedges were in place against the British Pound, the Deutschemark, the Swiss Franc and the Dutch Guilder. Approximately 17% of the portfolio is currently hedged.

ECONOMIC & MARKET REVIEW

With the notable exception of the developing markets in the Pacific Basin, equity markets worldwide have thus far done well during 1997. The ongoing U.S. bull market continues to boost international markets, and with American inflation apparently under control and no sign of imminent interest-rate increases, European bourses have been hitting all-highs over the last six months.

In the U.K. strong corporate earnings, particularly from the financial-services sector, and the expectation of even more corporate restructuring by major companies have been underpinning valuations. The initial actions of the country's new Labour government have been a source of encouragement to the market, although the administration's fiscal and monetary policies will be analyzed very closely.

The weakness of the Deutschemark stimulated a recovery in Germany's export-oriented manufacturing sector in the early part of the year and during the second quarter, foreign orders have increased at a steady pace. Their domestic economy remains in the doldrums, however, and unemployment remains at, or close to record levels.

Far Eastern markets performed poorly during the first three months due to fears about the upward direction of U.S. interest rates and continued net outflows by foreign investors. During the second quarter in Malaysia, concern about strong consumer spending, a rising level of imports, high labor costs and a possible oversupply of property all contributed to drive the market downwards. The ongoing financial crisis in Thailand resulted in a 25% decline in the market during the latter part of the period.

The Japanese market, on the other hand, rebounded strongly, gaining 22% during the second quarter. Despite continued speculation that interest rates are set to rise, coupled with a mixed picture on the domestic economy's future growth prospects, foreigners continue to increase their investments in Japan. Little attention is being paid to the current paltry state of the financial sector where banks are continuing to struggle under the burden of their bad debts which are estimated, by the most optimistic of forecasters, to absorb profits for the next 3.3 years.

OUTLOOK:

Our outlook for the remainder of the year remains the same. The low-growth, low-inflationary environment, which prevails globally, will continue to provide a favorable backdrop for equity investments. Nevertheless the upward movement of most markets has driven up valuations relative to earnings growth and this fact remains uppermost in our minds. These gains have pushed many multiples to very high levels and are occurring against an interest rate background which, if anything, is deteriorating. Many stock prices, especially the blue chips, and even more so, some financials have increased beyond their fundamental values.

Based on relative valuations levels, this has led us to move from some of the more highly priced U.K. and continental European stocks, switching the proceeds into a number of selected Japanese holdings where valuation levels are looking increasingly reasonable.

Overall, global economic conditions remain on the positive side, with few general signs of real inflationary pressures. The only exceptions to this are the U.K. where there have been some interest rate rises and where the currency is becoming less competitive, and some of the smaller Far Eastern countries in recent months. The debate on the introduction of the Euro in 1999 and the likely list of initial participants continues to be a major focus in Europe but the general consensus is that European monetary union will go ahead on schedule.

Thank you for your continued confidence and investment in the Fund.

BANK OF IRELAND ASSET MANAGEMENT (U.S.) LIMITED
PORTFOLIO MANAGERS


* Investments in the International Equity Fund are not insured by the Federal Deposit Insurance Corporation, are not deposits, and are not obligations of, or endorsed or guaranteed in any way by, any bank.

TOP TEN HOLDINGS AS OF JULY 31, 1997

                                    % of Portfolio's Net Assets
                                    ----------------------------
   Company                           at 7/31/97     at 1/31/97
   -------                           ----------     ----------
   1.  Novartis                         4.5%           3.7%
   2.  National Australia Bank          3.3%           3.1%
   3.  Canon                            3.0%           2.0%
   4.  Barclays Bank                    2.6%           1.9%
   5.  B.A.T. Industries                2.5%           2.2%
   6.  Lloyds TSB Group                 2.5%           2.0%
   7.  Schw Ruckverischer               2.4%           1.5%
   8.  ING Groep                        2.3%           1.9%
   9.  ABN Amro Holdings                2.3%           2.3%
  10.  Mannesmann                       2.0%           2.0%


COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN INTERNATIONAL EQUITY FUND VS. EAFE INDEX AND COST OF LIVING INDEX (DESCRIPTION OF INTERNATIONAL EQUITY FUND PERFORMANCE LINE GRAPH)


The following table reflects data presented in a line graph at this point in the Semi-Annual Report to Shareholders. The graph compares the value of shares invested in the International Equity Fund to the EAFE Index and to the Cost of Living Index. The graph is based on an initial investment of $10,000 on July 31, 1989 with all dividends and capital gains reinvested. Also included is a smaller chart reflecting the International Equity Fund's Average Annual Total Return as of July 31, 1997 for 1 year - 26.7%, 3 years - 15.2%, 5 years - 14.4% and since inception (July 31, 1989) - 14.4%.

                     International                   Cost of Living
  Date                Equity Fund        EAFE            Index
 -------             -------------     -------       --------------
 7/31/89                $10,000        $10,000          $10,000
 7/31/90                $13,440        $ 9,328          $10,482
 7/31/91                $12,570        $ 8,567          $10,949
 7/31/92                $15,010        $ 7,933          $11,294
 7/31/93                $16,330        $10,169          $11,608
 7/31/94                $19,200        $11,636          $11,929
 7/31/95                $21,800        $12,482          $12,259
 7/31/96                $23,180        $12,961          $12,621
 7/31/97                $29,364        $15,352          $12,886

FOOTNOTE TO LINE GRAPH AND AVERAGE ANNUAL TOTAL RETURNS

Total return data for the Fund for periods prior to October 11, 1996, reflect the performance of the pool of assets transferred on that date into the Berger/BIAM International Portfolio in which all of the Fund's assets are invested, adjusted at that time for any increase in expenses anticipated in operating the Fund, including the Fund's pro rata share of the aggregate annual operating expenses, net of fee waivers, of the Portfolio. The asset pool was not registered with the Securities and Exchange Commission and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the pool had been registered its performance might have been adversely affected. Performance figures are based on historical results and are not intended to be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INTERNATIONAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JULY 31, 1997


ASSETS

Investment in Berger/BIAM International Portfolio ("Portfolio")      $ 6,165,588
                                                                     -----------
    Total Assets                                                       6,165,588
                                                                     -----------
LIABILITIES
Accrued administrative fee (Note 2)                                          500
                                                                     -----------
    Total Liabilities                                                        500
                                                                     -----------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                          $ 6,165,088
                                                                     -----------
                                                                     -----------
Capital Shares:
    Authorized (Par Value $0.01)                                       Unlimited
                                                                     -----------
                                                                     -----------
    Shares Outstanding                                                   520,364
                                                                     -----------
                                                                     -----------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE             $     11.85
                                                                     -----------
                                                                     -----------




SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL EQUITY FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE PERIOD FROM OCTOBER 11, 1996 (COMMENCEMENT
OF INVESTMENT OPERATIONS) TO JULY 31, 1997



INVESTMENT INCOME ALLOCATED FROM PORTFOLIO

Interest and dividend income (net of $9,841 foreign
  withholding taxes)                                                   $ 86,649
Portfolio expenses                                                      (37,704)
                                                                       ---------
    Net Investment Income Allocated from Portfolio                       48,945
                                                                       ---------
FUND EXPENSES
Administrative fees (Note 2)                                             12,014
                                                                       ---------
    Total Fund Expenses                                                  12,014
                                                                       ---------
Net Investment Income (Loss)                                             36,931
                                                                       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND
    FOREIGN CURRENCY TRANSACTIONS ALLOCATED FROM PORTFOLIO
Net realized gain (loss) on investment and foreign currency
 transactions                                                            77,895
Net change in unrealized appreciation (depreciation)
 of investment and  foreign currency transactions                       789,952
                                                                       ---------
Net Realized and Unrealized Gain (Loss) on Investment and
 Foreign Currency Transactions Allocated from Portfolio                 867,847
                                                                       ---------
Net Increase (Decrease) in Net Assets Resulting from Operations       $ 904,778
                                                                       ---------
                                                                       ---------



SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
FOR THE PERIOD FROM OCTOBER 11, 1996 (COMMENCEMENT
OF INVESTMENT OPERATIONS) TO JULY 31, 1997



FROM OPERATIONS:

Net investment income (loss)                                        $    36,931
Net realized gain (loss) on investment and foreign currency
 transactions allocated from Portfolio                                   77,895
Net unrealized gain (loss) on investment and foreign currency
 transactions allocated from Portfolio                                  789,952
                                                                    -----------
Net Increase (Decrease) in Net Assets from Operations                   904,778
                                                                    -----------
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income                                                         0
Net realized gain                                                             0
                                                                    -----------
Net Increase (Decrease) in Net Assets from Distributions to
 Shareholders                                                                 0
                                                                    -----------
FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold                                             6,781,855
Net asset value of shares issued in reinvestment of dividends                 0
                                                                    -----------
    Total                                                             6,781,855
Payments for shares redeemed                                         (1,521,545)
                                                                    -----------
Net Increase (Decrease) in Net Assets Derived from Fund Share
 Transactions                                                         5,260,310
                                                                    -----------
INCREASE (DECREASE) IN NET ASSETS                                     6,165,088

Net Assets:
   Beginning of period                                                        0
                                                                       ---------
   End of period                                                    $ 6,165,088
                                                                    -----------
                                                                    -----------
Undistributed (distribution in excess of) net investment
 income included in the above                                       $    36,931

                                                                    -----------
                                                                    -----------
COMPONENTS OF NET ASSETS:
Capital (par value and paid in surplus)                             $ 5,260,310
Accumulated net investment income (loss)                                 36,931
Accumulated net realized gain (loss)                                     77,895
Unrealized appreciation (depreciation) of investment and foreign
 currency transactions                                                  789,952
                                                                    -----------
   Total                                                            $ 6,165,088
                                                                    -----------
                                                                    -----------
TRANSACTIONS IN FUND SHARES:
Shares sold                                                             663,215
Shares issued to shareholders in reinvestment of dividends                    0
                                                                    -----------
   Total                                                                663,215
Shares repurchased                                                     (142,851)
                                                                    -----------
Net increase (decrease) in shares                                       520,364
Shares outstanding, beginning of period                                       0
                                                                    -----------
Shares outstanding, end of period                                       520,364
                                                                    -----------
                                                                    -----------


SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JULY 31, 1997


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

 The International Equity Fund (the "Fund"), formerly known as the Berger/BIAM International Institutional Fund prior to June 20, 1997, is a series of the Berger/BIAM Worldwide Funds Trust (the "Trust"), a Delaware business trust, organized on May 31, 1996. The Fund and the Trust are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the series comprising the Fund, Berger/BIAM International Fund and Berger/BIAM International CORE Fund, are the only series established under the Trust, although others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series. The Fund commenced investment operations on October 11, 1996 ("Commencement of Investment Operations").

 The investment objective of the Fund is long-term capital appreciation. The Fund will invest all of its investable assets in the Berger/BIAM International Portfolio (the "Portfolio"), a series of Berger/BIAM Worldwide Portfolios Trust. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (6% at July 31, 1997). The Portfolio is an open-end management investment company and has the same investment objective and policies as the Fund. The performance of the Fund will be derived from the investment performance of the Portfolio. The financial statements of the Portfolio, including the schedule of portfolio investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. All costs in organizing the Trust were paid by BBOI Worldwide LLC, the advisor of the Portfolio (the "Advisor"). The Advisor has delegated the daily portfolio management of the Portfolio to Bank of Ireland Asset Management (U.S.) Limited ("BIAM" or the "Sub-Advisor"), which owns 50% of the Advisor. Berger Associates, Inc. ("Berger") also owns 50% of the Advisor.

SIGNIFICANT ACCOUNTING POLICIES

 The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATION

 The price of the Fund's shares is based on the net asset value of the Fund, which is determined at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., New York time) each day that the Exchange is open. The per share net asset value of the Fund is determined by dividing the total value of its assets, less liabilities, by the total number of shares outstanding. Since the Fund will invest all of its investable assets in the Portfolio, the value of the Fund's investable assets will be equal to the value of its beneficial interest in the Portfolio. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statement which accompany these Financial Statements for the Fund.

INCOME AND EXPENSES

 As an investor in the Portfolio, the Fund is allocated its pro rata share of the aggregate investment income and annual operating expenses of the Portfolio including the investment advisory fee, custodian fees, independent accountants' fees, record keeping and pricing agent fees. Such investment income and expenses are allocated on the day the expense is incurred in proportion to the prior day's relative net assets of the Fund and other investors in the Portfolio.

FEDERAL INCOME TAXES

 Each series of the Trust is treated as a separate entity for Federal income tax purposes. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required.

DIVIDENDS AND DISTRIBUTIONS

 Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for Federal income tax purposes, taxable as ordinary income to shareholders.

 The Fund distributes net realized capital gains, if any, to their shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatments for net operating losses and expiring capital loss carryforwards. Accordingly, these permanent differences in the character of income and distributions between financial statements and tax basis will be reclassified to paid-in-capital. At July 31, 1997, no such differences existed.

USE OF ESTIMATES

 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. AGREEMENTS

 Under an Administrative Services Agreement with the Fund, the Advisor serves as the administrator of the Fund. Pursuant to such Agreement, the Fund is obligated to pay the Advisor a fee at an annual rate equal to the lesser of 0.35% of its average daily net assets or the Advisor's annual cost to provide or procure such services plus 0.02% of the Fund's average daily net assets. Under the Agreement, the Advisor is responsible, at its own expense, for providing or procuring all administrative services reasonably necessary for the operation of the Fund, including recordkeeping and pricing services, custodian services, transfer agency and dividend disbursing services, tax and audit services, insurance, legal services, printing and mailing to shareholders of prospectuses and other required communication and certain other administrative services. Effective June 20, 1997, the Advisor voluntarily reduced the administrative fee payable by the Fund to 0.10% of the Fund's average daily net assets or the Advisor's annual cost to provide or procure such services plus 0.01% of the Fund's average daily net assets. The Advisor has delegated the administration of the Fund to Berger. For such services, the Advisor pays Berger a subadministration fee equal to 0.25% of the Fund's average daily net assets.

 Investors Fiduciary Trust Company ("IFTC") has been appointed to provide recordkeeping and pricing services to the Fund, including calculating the net asset value of the Fund, and to perform certain accounting and recordkeeping functions that it requires. In addition, IFTC has been appointed to serve as the Fund's custodian, transfer agent and dividend disbursing agent.

 Certain officers and trustees of the Trust are officers and directors of the Advisor or Sub-Advisor. Trustees who are not affiliated with the Portfolio's Advisor or Sub-Advisor are compensated for their services according to a fee schedule, allocated among the Berger Funds and Berger/BIAM Portfolio, which includes an annual fee component and a per meeting component. Such fees are allocated directly to the Portfolio and indirectly to the Fund.

3. CHANGE OF FISCAL YEAR AND NAME

 Effective April 11, 1997, the trustees of the Trust changed the fiscal year end of the Fund from July 31 to September 30. Effective June 20, 1997, the trustees of the Trust changed the name of the Fund from the Berger/BIAM International Institutional Fund to the International Equity Fund.

INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS (UNAUDITED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD FROM OCTOBER 11, 1996 (COMMENCEMENT OF INVESTMENT OPERATIONS) TO JULY 31, 1997



Net asset value, beginning of period                        $     10.00
                                                            -----------
Income from investment operations:
   Net investment income                                           0.07
   Net realized and unrealized gain (loss) on investment
    and foreign currency transactions allocated
    from Portfolio                                                 1.78
                                                            -----------
Total from investment operations                                   1.85
Net asset value, end of period                              $     11.85
                                                            -----------
                                                            -----------
Total return*                                                     18.50%
                                                            -----------
                                                            -----------

Ratios/Supplementary Data:
Net assets, end of period                                   $ 6,165,088
Ratios to average net assets~:
 Gross expenses^                                                   1.39%
 Net expenses^                                                     1.19%
 Net investment income (loss)                                      0.89%


* BASED ON OPERATIONS FOR THE PERIOD SHOWN AND, ACCORDINGLY, IS NOT REPRESENTATIVE OF A FULL YEAR.

~  ANNUALIZED.

^ REFLECTS THE FUND'S EXPENSES PLUS THE FUND'S PRO RATA SHARE OF THE PORTFOLIO'S GROSS AND NET EXPENSES. THE PORTFOLIO'S NET EXPENSES REFLECT ITS GROSS EXPENSES, REDUCED BY FEES OFFSET BY EARNINGS CREDITS, FEE WAIVERS AND EXPENSE REIMBURSEMENTS.

SEE NOTES TO FINANCIAL STATEMENTS.

BERGER/BIAM INTERNATIONAL PORTFOLIO
SEMI-ANNUAL REPORT
JULY 31, 1997

The following pages should be read in conjunction with the International Equity Fund Semi-Annual financial statements.

TABLE OF CONTENTS

Schedule of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements

BERGER/BIAM INTERNATIONAL PORTFOLIO
Schedule of Investments (Unaudited)
July 31, 1997

Country/Shares             Company                   Industry                   Market Value
--------------             -------                   --------                   ------------
                                         COMMON STOCK - 89.9%
AUSTRALIA - 6.7 %
 106,970               Broken Hill Proprietary       Resources                   $ 1,455,643
 208,600               National Australia Bank       Financials                    3,041,452
 327,530               News Corporation              Media                         1,493,370
 135,150               Western Mining                Resources                       785,052
                                                                                 -----------
                                                                                   6,775,517
                                                                                 -----------
FINLAND - .5%
  19,800               Upm Kymmene                   Paper, Packaging                480,435
                                                      & Printing                 -----------
FRANCE - 2.1%
   3,230               Elf Aquitaine                 Utilities                       367,527
  15,400               Michelin                      Auto Goods                      955,955
   8,180               Total Co. Francaise           Utilities                       818,862
                        Petrole 'B'                                              -----------
                                                                                   2,142,344
                                                                                 -----------
GERMANY -6.4%
  33,645               Hoechst                       Healthcare                    1,576,838
   4,477               Mannesmann                    Electrical/Engineering        2,086,083
  15,490               Siemens                       Electrical/Engineering        1,076,973
  29,740               Veba                          Utilities                     1,725,532
                                                                                 -----------
                                                                                   6,465,426
                                                                                 -----------
GREAT BRITAIN - 29.8%
 290,340               BAT Industries                Tobacco/Financial Services    2,452,660
 122,950               Barclays Bank                 Financials                    2,591,522
 323,500               BTR                           Conglomerates                 1,005,557
 103,000               Cable & Wireless              Telecommunications            1,037,358
 105,750               Cadbury Schweppes             Food Manufacturing            1,022,557
  61,400               EMI Group - Class B           Leisure & Entertainment         110,786
  93,420               EMI Group                     Leisure & Entertainment         856,594
 203,350               General Electric Co.          Electrical/Engineering        1,174,114
  83,300               Glaxo Wellcome                Healthcare                    1,763,983
 126,200               Granada Group                 Leisure & Entertainment       1,738,849
 112,700               Grand Metropolitan            Retailer/Consumer Goods       1,106,398
  66,400               Kingfisher                    Retailer/Consumer Goods         784,195
 158,900               Ladbroke Group                Leisure & Entertainment         643,790
 213,100               Lloyds TSB Group              Financials                    2,355,953
  41,800               Premier Farnell               Distributor of Components       351,736
 146,080               Prudential                    Insurance                     1,399,352
 178,050               Safeway                       Retailer/Consumer Goods       1,125,874
 126,400               Scottish Power                Utilities                       893,609
 250,350               Shell Transport &                                           1,852,027
                        Trading Company              Utilities
  87,841               Siebe                         Electrical/Engineering        1,584,941
 130,900               TI Group                      Electrical/Engineering        1,168,051
 200,500               Vodafone Group                Telecommunications            1,012,951
  58,575               Zeneca Group                  Healthcare                    1,945,632
                                                                                 -----------
                                                                                  29,978,489
                                                                                 -----------


HONG KONG - 1.6%
  45,000               HSBC Holdings                  Financials                 $ 1,569,463
                                                                                 -----------
INDONESIA - 2.6%
 256,000               Gudang Garam                   Tobacco                        966,730
 304,000               HM Sampoerna                   Tobacco                      1,063,709
 409,000               Telekomunikasi                 Telecommunications             625,621
                                                                                 -----------
                                                                                   2,656,060
                                                                                 -----------
IRELAND - 1.2%
  47,230               Allied Irish Banks             Financials                     436,610
 257,100               Smurfit (Jefferson) Group      Paper, Packaging
                                                       & Printing                    778,515
                                                                                 -----------
                                                                                   1,215,125
                                                                                 -----------
ITALY - 1.4%
  42,206               ENI SPA ITL                    Utilities                      246,215
 189,380               Telecom Italia                 Telecommunications           1,201,188
                                                                                 -----------
                                                                                   1,447,403
                                                                                 -----------
JAPAN - 6.9%
  94,000               Canon                          Retailer/Consumer Goods      2,998,354
  33,000               Honda Motor                    Engineering/Vehicles         1,102,738
  37,000               Kao Corporation                Household Goods                555,757
   4,000               Murata Manufacturing           Electronic & Electrical
                                                       Equipment                     188,009
   4,000               Rohm Company                   Electronic & Electrical
                                                       Equipment                     523,185
  20,000               Shiseido Retailers             General                        332,475
   7,000               Sony Corporation               Electronic & Electrical
                                                       Equipment                     697,017
  20,000               Takeda Chemical                Pharmaceuticals                605,882
                                                                                 -----------
                                                                                   7,003,417
                                                                                 -----------
MALAYSIA - 2.7%
 103,000               Hume Industries                Infrastructure/Property        390,818
 203,000               RHB Capital                    Financials                     550,730
 304,400               Sime Darby                     Conglomerates                  958,649
 118,000               United Engineers               Infrastructure/Property        823,828
                                                                                 -----------
                                                                                   2,724,025
                                                                                 -----------
MEXICO - .6%
 203,670               Grupo Financiero
                         Banamex - Class B            Financials                     626,857
                                                                                 -----------
NETHERLANDS - 9.0%
  87,430               ABN Amro Holdings              Financials                   2,051,280
  86,600               Elsevier                       Media                        1,522,811
  47,852               ING Groep                      Financials                   2,323,785
  28,005               KON PTT Nederland              Telecommunications           1,146,806
   6,250               Nutricia Ver Bedrijven         Food Manufacturing           1,059,883
  16,800               Royal Dutch Petroleum          Utilities                      939,673
                                                                                 -----------
                                                                                   9,044,238
                                                                                 -----------
PHILIPPINES - .4%
 208,370               San Miguel - Class B           Food & Drinks                  444,554
                                                                                 -----------
SINGAPORE - 5.2%
 165,000               City Development               Infrastructure/Property      1,402,584
 148,412               Development Bank of Singapore  Financials                   1,927,691
  94,600               Fraser and Neave               Food & Drinks                  643,319
  68,100               Singapore Press Holdings       Media                        1,292,071
                                                                                 -----------
                                                                                   5,265,665
                                                                                 -----------
SPAIN - .9%
  32,380               Banco De Santander             Financials                     902,506
                                                                                 -----------
SWITZERLAND - 11.2%
   1,404               Alusuisse Lonza Holdings       Conglomerates                1,273,417
   1,272               Nestle                         Food Manufacturing           1,610,137
   2,941               Novartis                       Healthcare                   4,709,601
     161               Roche Holdings                 Healthcare                   1,553,183
   1,507               Schw Ruckverischer             Insurance                    2,185,945
                                                                                 -----------
                                                                                  11,332,283
                                                                                 -----------

                                    14

Country/Shares             Company                   Industry                   Market Value
--------------             -------                   --------                   ------------

THAILAND - .7%

  97,100                Bangkok Bank                  Financials                 $   747,851
                                                                                 -----------
  TOTAL COMMON STOCK (Cost $82,021,134)                                           90,821,658
                                                                                 -----------
  U.S. GOVERNMENT OBLIGATIONS - 4.9%
$ 5,000,000             U.S. Treasury Bills due 8/21/97 (Amortized
                        cost $4,986,444)                                           4,986,444
                                                                                 -----------


                        REPURCHASE AGREEMENT - 3.2%
                        Repurchase agreement with State Street Bank,
                        4.25%, dated July 31, 1997, to be purchased at
                        $3,252,384 on August 1, 1997, collateralized
                        by U.S. Treasury Notes, 6.125% - March 31, 1998,
                        with a value of $3,332,069 (Amortized cost
                        $3,252,000)                                                3,252,000
                                                                                 -----------

Total Investments (Cost $90,259,578*) - 98.0%                                     99,060,102
Other Assets, Less Liabilities - 2.0%                                              1,980,340
                                                                                 -----------
Net Assets - 100%                                                               $101,040,442
                                                                                 -----------
                                                                                 -----------

*Also represents cost for Federal income tax purposes.



SEE NOTES TO FINANCIAL STATEMENTS.

BERGER/BIAM INTERNATIONAL PORTFOLIO
Statement of Assets and Liabilities (Unaudited)
July 31, 1997


ASSETS
Investments at value (cost $90,259,578)                            $ 99,060,102
Cash                                                                        668
Foreign currency at value (cost $1,725,044)                           1,717,907
Net unrealized appreciation on open forward currency contracts          694,343
Receivables:
 Beneficial interests sold                                                  527
 Interest and dividends                                                 254,070
 Investment securities sold                                           2,330,182
                                                                    -----------
 Total Assets                                                       104,057,799
                                                                    -----------
LIABILITIES
Payables:
 Investment securities purchased                                      3,017,357
                                                                    -----------
 Total Liabilities                                                    3,017,357
                                                                    -----------

NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS          $ 101,040,442
                                                                    -----------
                                                                    -----------

SEE NOTES TO FINANCIAL STATEMENTS.

BERGER/BIAM INTERNATIONAL PORTFOLIO
Statement of Operations (Unaudited)
For the Period From October 11, 1996 (commencement of investment operations) TO July 31, 1997



INVESTMENT INCOME:
Dividend income (net of $120,766 foreign withholding taxes)          $  975,005
Interest                                                                106,243
                                                                     ----------
 Total Investment Income                                              1,081,248
                                                                     ----------
Expenses:
Investment advisory fee (Note 2)                                        396,476
Accounting services                                                      49,136
Trustees' fees and expenses (Note 2)                                     36,109
Custody fees                                                              8,752
Legal fees                                                                2,490
Postage, printing and reports                                             5,470
Insurance and bonds                                                       3,750
Miscellaneous                                                               516
                                                                     ----------
 Total Expenses                                                         502,699
 Less earnings credits                                                  (57,888)
 Less expenses reimbursed by Advisor (Note 2)                           (62,850)
                                                                     ----------
 Expenses - Net                                                         381,961
                                                                     ----------
 Net Investment Income (Loss)                                           699,287
                                                                     ----------
NET REALIZED GAIN (LOSS) ON
 Investment transactions                                                306,369
 Foreign currency transactions                                          622,104
                                                                     ----------
 Net Realized Gain (Loss)                                               928,473

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
 Investments                                                          8,233,848
 Foreign currency contracts and translations                            711,630
                                                                     ----------
 Net Change in Unrealized Appreciation (Depreciation)                 8,945,478


NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    $ 10,573,238
                                                                     ----------
                                                                     ----------



SEE NOTES TO FINANCIAL STATEMENTS.

BERGER/BIAM INTERNATIONAL PORTFOLIO
Statement of Changes in Net Assets (Unaudited)
For the Period From October 11, 1996 (commencement of investment operations) to July 31, 1997



FROM OPERATIONS:
Net investment income (loss)                                           $ 699,287
Net realized gain (loss) on investments and foreign
  currency transactions                                                  928,473
Net change in unrealized appreciation (depreciation) of investments
 and foreign currency transactions                                     8,945,478
                                                                   -------------
Net Increase (Decrease) in Net Assets from Operations                 10,573,238
                                                                   -------------
FROM DIVIDENDS AND DISTRIBUTIONS TO INVESTORS':
Net investment income                                                          0
Net realized gain                                                              0
                                                                   -------------
Net Decrease in Net Assets from Distributions to Investors'                    0
                                                                   -------------
FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
Contributions                                                        102,382,686
Withdrawals                                                         (11,915,482)
                                                                   -------------
Net Increase (Decrease) in Net Assets from Investors' Transactions    90,467,204
                                                                   -------------
INCREASE (DECREASE) IN NET ASSETS                                    101,040,442
Net Assets:
 Beginning of period                                                           0
                                                                   -------------
 End of period                                                     $ 101,040,442
                                                                   -------------
                                                                   -------------
RATIOS/SUPPLEMENTARY DATA (UNAUDITED)

For the period from October 11, 1996 (commencement of investment operations) to July 31, 1997


Ratios to Average Net Assets~:
 Gross Expenses*                  1.14%
 Net Expenses*                    0.87%
 Net Investment Income            1.59%
Portfolio Turnover+                 18%
Average Commission Rate         $.0235


* NET EXPENSES REFLECT THE PORTFOLIO'S GROSS (TOTAL) EXPENSES, REDUCED BY FEES OFFSET BY EARNINGS CREDITS, FEE WAIVERS AND EXPENSE REIMBURSEMENTS.

~ ANNUALIZED.

+ BASED ON OPERATIONS FOR THE PERIOD SHOWN AND, ACCORDINGLY, IS NOT
  REPRESENTATIVE OF A FULL YEAR.

SEE NOTES TO FINANCIAL STATEMENTS.

BERGER/BIAM INTERNATIONAL PORTFOLIO
Notes to Financial Statements (Unaudited)
July 31, 1997


1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION
   The Berger/BIAM International Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio is a series of the Berger/BIAM Worldwide Portfolios Trust (the "Trust") , which was organized as a Delaware business trust on May 31, 1996. All costs in organizing the Trust were paid by BBOI Worldwide LLC, the investment advisor of the Portfolio ("BBOI"). The Portfolio commenced investment operations on October 11, 1996 ("Commencement of Investment Operations") with the sale of 448,161 shares of beneficial interest to the International Equity Fund, formerly known as the Berger/BIAM International Institutional Fund, in exchange for portfolio assets with an aggregate value of $4,481,609 which were transferred from the Pooled Trust of Citizens Bank of New Hampshire ("Citizens NH") to the International Equity Fund and, in turn, transferred to the Portfolio. Such transaction was a tax-free exchange. Citizens NH is an affiliate of Bank of Ireland Asset Management (U.S.) Limited ("BIAM"), which was the investment sub-advisor to the Pooled Trust and is the investment sub-advisor to the Portfolio.

   The Portfolio is advised by BBOI, which has delegated daily portfolio management of the Portfolio to BIAM. Berger Associates, Inc. ("Berger") and BIAM each own 50% of BBOI.

SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATION
   The Portfolio's securities and other assets are valued at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. New York time) each day the Exchange is open. The Portfolio's securities and other assets are valued as follows: securities listed or traded primarily on foreign exchanges, national exchanges and the Nasdaq Stock market are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by the Portfolio will be determined by using pricing services which provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available are valued at fair values determined in good faith pursuant to consistently applied procedures established by the trustees.

   Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares in the portfolio are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith pursuant to consistently applied procedures established by the trustees.

FEDERAL INCOME TAXES
   The Portfolio intends to be treated as a partnership for Federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Sub-Chapter M of the Internal Revenue Code.

SECURITY GAINS AND LOSSES
   Gains and losses are computed on the identified cost basis for both financial statement and Federal income tax purposes for all securities. Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation. The cost of securities is translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
   Investment transactions are accounted for on the date investments are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts.

USE OF ESTIMATES
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

FORWARD CURRENCY CONTRACTS
   The Portfolio may enter into forward foreign currency exchange contracts for the purpose of hedging the Portfolio against exposure to market value fluctuations in foreign currencies. The use of such instruments may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations. Forward currency contracts and foreign denominated assets may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk, and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

2.  AGREEMENTS

   BBOI renders investment advisory services to the Portfolio pursuant to an agreement which provides for an investment advisory fee to be paid to BBOI at the annual rate of .90 of 1% of the Portfolio's average daily net assets. Until at least April 30, 1998, BBOI has agreed voluntarily to waive its advisory fee to the extent that the Portfolio's normal operating expenses in any fiscal year (including the investment advisory fee and custodian fees, but excluding brokerage commissions, interest, taxes and extraordinary expenses) exceed 1.00% of the Portfolio's average daily net assets for that fiscal year. BBOI is also responsible for providing for or arranging for all managerial and administrative
services necessary for the operations of the Portfolio.   BBOI has delegated the
daily portfolio management of the Portfolio to BIAM. For such services, BBOI pays BIAM a sub-advisory fee equal to .45% of the average daily net assets of the Portfolio. Such sub-advisory fee has been voluntarily waived by BIAM from the Commencement of Operations through July 31, 1997, except for the amount payable on the Citizens NH converted assets.

   Investors Fiduciary Trust Company ("IFTC") has been appointed to provide recordkeeping and pricing services to the Portfolio, including calculating the net asset value of the Portfolio, and to perform certain accounting and recordkeeping functions required by the Portfolio. In addition, IFTC has been appointed to serve as the Portfolio's custodian and transfer agent. For custodian, recordkeeping and pricing services, the Portfolio pays a fee directly to IFTC based on a percentage of its net assets, subject to certain minimums, and reimburses IFTC for certain out-of-pocket expenses. IFTC's fees for custody, recordkeeping and pricing, or transfer agency services are subject to reduction by credits earned by the Portfolio, based on the cash balances of the Portfolio held by IFTC as custodian or by credits received from directed brokerage transactions. For the period from Commencement of Operations through July 31, 1997, the Fund received $57,888 in earnings and brokerage credits which offset the fees payable to IFTC for services rendered.

   Certain officers and trustees of the Trust are officers and directors of the Advisor or BIAM. Trustees who are not affiliated with the Advisor or BIAM are compensated for their services according to a fee schedule, allocated among the Berger Funds and Berger/BIAM Portfolio, which includes an annual fee component and a per meeting component. Such fees are allocated directly to the Portfolio and, therefore, indirectly to each fund. Trustees' fees and expenses during the period from commencement of operations through July 31, 1997, totaled $36,109.

3.  INVESTMENT TRANSACTIONS

PURCHASES AND SALES
   Purchases and sales of investment securities (excluding short-term securities) during the period from Commencement of Investment Operations to July 31, 1997 were as follows:

               Purchase of                       Sales of
         Investment Securities            Investment Securities
         ---------------------            ---------------------
              $ 89,505,618                      $ 7,790,854

   There were no purchases or sales of long-term U.S. Government securities during the period.

   At July 31, 1997, the composition of unrealized appreciation (the excess of value over tax cost) and unrealized depreciation (the excess of tax cost over value) for securities held was as follows:

            Appreciation     Depreciation           Net
            ------------     ------------     -------------
             $11,187,925      $2,387,401        $8,800,524

4.  CHANGE OF FISCAL YEAR

   Effective April 11, 1997, the trustees of the Trust changed the fiscal year end of the Portfolio from July 31 to September 30.

                   TRUSTEES OF BERGER/BIAM WORLDWIDE FUNDS TRUST

                    MICHAEL OWEN, CHAIRMAN * DENNIS E. BALDWIN
     WILLIAM M.B. BERGER * LOUIS R. BINDNER, P.E. * KATHERINE A. CATTANACH LUCY BLACK CREIGHTON * DENIS CURRAN * PAUL R. KNAPP * GERARD M. LAVIN *
                     HARRY T. LEWIS, JR. * WILLIAM SINCLAIRE


                                   OFFICERS:


                                GERARD M. LAVIN
                            President of the Trust

                                CRAIG D. CLOYED
                         Vice President of the Trust

                                 KEVIN R. FAY
          Vice President, Secretary and Treasurer of the Trust

                               JANICE M. TEAGUE
                      Assistant Secretary of the Trust

                               DAVID J. SCHULTZ
                      Assistant Treasurer of the Trust

                              INVESTMENT ADVISOR
                              BBOI Worldwide LLC
                                 P.O. Box 5005
                            Denver, Colorado 80217
                      1-303-329-0200 or 1-800-333-1001


                               THE BERGER FUNDS
              Together we can move mountains...the world over.-TM-

                      -C-1997 Berger Associates, Inc.

BERGER/BIAM INTERNATIONAL CORE FUND
SEMI-ANNUAL REPORT
JULY 31, 1997



TABLE OF CONTENTS



Portfolio Manager's Letter
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Financial Highlights

BERGER/BIAM INTERNATIONAL CORE FUND
PORTFOLIO MANAGER'S LETTER

Dear Shareholder,

Bank of Ireland Asset Management (U.S.) Limited (BIAM)* is an active international equity manager, pursuing a value style through the use of fundamental analysis.

We are bottom-up stock pickers, selecting stocks within a framework of economic themes. These broad-based trends are derived from a wide spectrum of global events, which can be social, economic and/or technological, in nature. They are an important part of the process that ultimately allows us to identify the ideas that we believe will generate above average growth over the long term.

FUND REVIEW:

During the early part of the year no individual theme made a significant contribution--either positive or negative--to overall performance although there were a number of good individual stock performances which helped the portfolio, particularly in the Healthcare Needs and Positive Banking Environment themes.
In Healthcare, Roche, Zeneca, Glaxo-Wellcome and Novartis did well during the first part of the year and continued to improve through the end of July.

In April, Novartis purchased Merck's agribusiness division and in May it released its first-quarter sales figures which revealed an increase of 8%, considerably ahead of expectations. This was seen as evidence that the benefits of the merger were having a quicker-than-expected impact on the company's performance. The market received this news very well and Novartis' share price rose by 29% over the second quarter. Both Zeneca and Glaxo-Wellcome continued to prosper, also based on optimism for prospective sales growth from new drugs.

Positive Banking Environment stocks Lloyds TSB, ABN-Amro and National Australia Bank reported profit increases ranging from 14% to 52% during the period. This strong performance continued into the second three months of 1997, with Banco de Santander posting good first quarter results and HSBC Holdings gaining 29% over the period, assisted by the strong performance of the Hong Kong market in general.

Themes directed at the developing markets in the Far East have disappointed throughout 1997. Increased Consumer Spending in the Pacific Basin and Infrastructural Development have had a negative impact on the Fund. This has taken place for a variety of reasons ranging from poor company results--as was the case with HM Sampoerna which announced poor sales forecasts--to the domino effect of financial crises which caused poor performance by Bangkok Bank.

The currency hedging program again added value over the period. At the end of July hedges were in place against the British Pound, the Deutschemark, the Swiss Franc and the Dutch Guilder. Approximately 17% of the portfolio is currently hedged.

ECONOMIC & MARKET REVIEW

With the notable exception of the developing markets in the Pacific Basin, equity markets worldwide have thus far done well during 1997. The ongoing U.S. bull market continues to boost international markets, and with American inflation apparently under control and no sign of imminent interest-rate increases, European bourses have been hitting all-highs over the last six months.

In the U.K. strong corporate earnings, particularly from the financial-services sector, and the expectation of even more corporate restructuring by major companies have been underpinning valuations. The initial actions of the country's new Labour government have been a source of encouragement to the market, although the administration's fiscal and monetary policies will be analyzed very closely.

The weakness of the Deutschemark stimulated a recovery in Germany's export-oriented manufacturing sector in the early part of the year and during the second quarter, foreign orders have increased at a steady pace. Their domestic economy remains in the doldrums, however, and unemployment remains at, or close to record levels.

Far Eastern markets performed poorly during the first three months due to fears about the upward direction of U.S. interest rates and continued net outflows by foreign investors. During the second quarter in Malaysia, concern about strong consumer spending, a rising level of imports, high labor costs and a possible oversupply of property all contributed to drive the market downwards. The ongoing financial crisis in Thailand resulted in a 25% decline in the market during the latter part of the period.

The Japanese market, on the other hand, rebounded strongly, gaining 22% during the second quarter. Despite continued speculation that interest rates are set to rise, coupled with a mixed picture on the domestic economy's future growth prospects, foreigners continue to increase their investments in Japan. Little attention is being paid to the current paltry state of the financial sector where banks are continuing to struggle under the burden of their bad debts which are estimated, by the most optimistic of forecasters, to absorb profits for the next 3.3 years.

OUTLOOK:

Our outlook for the remainder of the year remains the same. The low-growth, low-inflationary environment, which prevails globally, will continue to provide a favorable backdrop for equity investments. Nevertheless the upward movement of most markets has driven up valuations relative to earnings growth and this fact remains uppermost in our minds. These gains have pushed many multiples to very high levels and are occurring against an interest rate background which, if anything, is deteriorating. Many stock prices, especially the blue chips, and even more so, some financials have increased beyond their fundamental values.

Based on relative valuations levels, this has led us to move from some of the more highly priced U.K. and continental European stocks, switching the proceeds into a number of selected Japanese holdings where valuation levels are looking increasingly reasonable.

Overall, global economic conditions remain on the positive side, with few general signs of real inflationary pressures. The only exceptions to this are the U.K. where there have been some interest rate rises and where the currency is becoming less competitive, and some of the smaller Far Eastern countries in recent months. The debate on the introduction of the Euro in 1999 and the likely list of initial participants continues to be a major focus in Europe but the general consensus is that European monetary union will go ahead on schedule.

Thank you for your continued confidence and investment in the Fund.


Bank of Ireland Asset Management (U.S.) Limited
Portfolio Managers


* Investments in the Berger/BIAM International CORE Fund are not insured by the Federal Deposit Insurance Corporation, are not deposits, and are not obligations of, or endorsed or guaranteed in any way by, any bank.


                      TOP TEN HOLDINGS AS OF JULY 31, 1997

                                                % of Portfolio's Net Assets
                                               -----------------------------
              Company                          at 7/31/97         at 1/31/97
              -------                          ----------         ----------
      1.   Novartis                               4.5%                3.7%
      2.   National Australia Bank                3.3%                3.1%
      3.   Canon                                  3.0%                2.0%
      4.   Barclays Bank                          2.6%                1.9%
      5.   B.A.T. Industries                      2.5%                2.2%
      6.   Lloyds TSB Group                       2.5%                2.0%
      7.   Schw Ruckverischer                     2.4%                1.5%
      8.   ING Groep                              2.3%                1.9%
      9.   ABN Amro Holdings                      2.3%                2.3%
     10.   Mannesmann                             2.0%                2.0%


COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN BERGER/BIAM INTERNATIONAL CORE FUND VS. EAFE INDEX AND COST OF LIVING INDEX (DESCRIPTION OF BERGER/BIAM INTERNATIONAL CORE FUND PERFORMANCE LINE GRAPH)
The following table reflects data presented in a line graph at this point in the Semi-Annual Report to Shareholders. The graph compares the value of shares invested in the Berger/BIAM International CORE Fund to the EAFE Index and to the Cost of Living Index. The graph is based on an initial investment of $10,000 on July 31, 1989 with all dividends and capital gains reinvested. Also included is a smaller chart reflecting the Berger/BIAM International CORE Fund's Average Annual Total Return as of July 31, 1997 for 1 year - 26.9%, 3 years - 15.3%, 5 years - 14.5% and since inception (July 31, 1989) - 14.5%.

                                Berger/BIAM
                               International                Cost of Living
       Date                      CORE Fund       EAFE           Index
       ----                    -------------     ----       --------------

     7/31/89                    $   10,000    $    10,000    $      10,000
     7/31/90                    $   13,460    $     9,328    $      10,482
     7/31/91                    $   12,580    $     8,567    $      10,949
     7/31/92                    $   15,050    $     7,933    $      11,294
     7/31/93                    $   16,400    $    10,169    $      11,608
     7/31/94                    $   19,300    $    11,636    $      11,929
     7/31/95                    $   21,910    $    12,482    $      12,259
     7/31/96                    $   23,310    $    12,961    $      12,621
     7/31/97                    $   29,573    $    15,352    $      12,886

FOOTNOTE TO LINE GRAPH AND AVERAGE ANNUAL TOTAL RETURNS
Total return data for the Fund for periods prior to October 11, 1996, reflect the performance of the pool of assets transferred on that date into the Berger/BIAM International Portfolio in which all of the Fund's assets are invested, adjusted at that time for any increase in expenses anticipated in operating the Fund, including the Fund's pro rata share of the aggregate annual operating expenses, net of fee waivers, of the Portfolio. The asset pool was not registered with the Securities and Exchange Commission and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the pool had been registered its performance might have been adversely affected. Performance figures are based on historical results and are not intended to be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

BERGER/BIAM INTERNATIONAL CORE FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JULY 31, 1997



ASSETS
Investment in Berger/BIAM International Portfolio ("Portfolio")   $   75,458,520
--------------------------------------------------------------------------------
     Total Assets                                                     75,458,520
--------------------------------------------------------------------------------

LIABILITIES
Accrued administrative fee (Note 2)                                        6,202
--------------------------------------------------------------------------------
     Total Liabilities                                                     6,202
--------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO SHARES OUTSTANDING                       $   75,452,318
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Capital Shares:
     Authorized (par value $0.01)                                      Unlimited
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Shares Outstanding                                                6,356,326
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE          $        11.87
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS.

BERGER/BIAM INTERNATIONAL CORE FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE PERIOD FROM OCTOBER 11, 1996 (COMMENCEMENT
OF INVESTMENT OPERATIONS) TO JULY 31, 1997


INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Dividend income (net of $82,068 foreign withholding taxes)        $     745,128
Portfolio expenses                                                     (247,828)
--------------------------------------------------------------------------------
     Net Investment Income allocated from Portfolio                     497,300
--------------------------------------------------------------------------------

FUND EXPENSES
Administrative fees (Note 2)                                             29,112
--------------------------------------------------------------------------------
     Total Fund Expenses                                                 29,112
--------------------------------------------------------------------------------
Net Investment Income (Loss)                                            468,188
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN
CURRENCY TRANSACTIONS ALLOCATED FROM PORTFOLIO
Net realized gain (loss) on investment and foreign
     currency transactions                                              606,269
Net change in unrealized appreciation (depreciation) of investment
     and foreign currency transactions                                6,132,691
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on Investment and Foreign
     Currency Transactions Allocated from Portfolio                   6,738,960
--------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting from Operations   $   7,207,148
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




SEE NOTES TO FINANCIAL STATEMENTS.

BERGER/BIAM INTERNATIONAL CORE FUND
STATEMENT OF CHANGED IN NET ASSETS (UNAUDITED)
FOR THE PERIOD FROM OCTOBER 11, 1996 (COMMENCEMENT
OF INVESTMENT OPERATIONS) TO JULY 31, 1997


FROM OPERATIONS:
Net investment income (loss)                                      $     468,188
Net realized gain (loss) on investment and foreign currency
     transactions allocated from portfolio                              606,269
Net unrealized gain (loss) on investment and foreign currency
     transactions allocated from portfolio                            6,132,691
--------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations                 7,207,148
--------------------------------------------------------------------------------

FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income                                                         0
Net realized gain                                                             0
--------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Distributions to
     Shareholders                                                             0
--------------------------------------------------------------------------------

FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold                                            71,263,407
Net asset value of shares issued in reinvestment of dividends                 0
--------------------------------------------------------------------------------
     Total                                                           71,263,407
Payments for shares redeemed                                         (3,018,237)
--------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Derived from Fund Share
     Transactions                                                    68,245,170
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS                                    75,452,318
Net Assets:
     Beginning of period                                                      0
--------------------------------------------------------------------------------
     End of period  $                                                75,452,318
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Undistributed (distribution in excess of) net investment income
     included in the above                                        $     468,188
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

COMPONENTS OF NET ASSETS:
Capital (par value and paid in surplus)                           $  68,245,170
Accumulated net investment income (loss)                                468,188
Accumulated net realized gain (loss)                                    606,269
Unrealized appreciation (depreciation) of investment and foreign
     currency transactions                                            6,132,691
--------------------------------------------------------------------------------
     Total                                                        $  75,452,318
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

TRANSACTIONS IN FUND SHARES:
Shares sold                                                           6,627,240
Shares issued to shareholders in reinvestment of dividends                    0
--------------------------------------------------------------------------------
     Total                                                            6,627,240
Shares repurchased                                                     (270,914)
--------------------------------------------------------------------------------
Net increase (decrease) in shares                                     6,356,326
Shares outstanding, beginning of period                                       0
--------------------------------------------------------------------------------
Shares outstanding, end of period                                     6,356,326
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




SEE NOTES TO FINANCIAL STATEMENTS.

BERGER/BIAM INTERNATIONAL CORE FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JULY 31, 1997


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION
     The Berger/BIAM International CORE Fund (the "Fund") is a series of the Berger/BIAM Worldwide Funds Trust (the "Trust"), a Delaware business trust, organized on May 31, 1996. The Fund and the Trust are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the series comprising the Fund, Berger/BIAM International Fund and International Equity Fund, are the only series established under the Trust, although others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series. The Fund commenced investment operations on October 11, 1996 ("Commencement of Investment Operations").

     The investment objective of the Fund is long-term capital appreciation.
The Fund will invest all of its investable assets in the Berger/BIAM International Portfolio (the "Portfolio"), a series of Berger/BIAM Worldwide Portfolios Trust. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (75% at July 31, 1997). The Portfolio is an open-end management investment company and has the same investment objective and policies as the Fund. The performance of the Fund will be derived from the investment performance of the Portfolio. The financial statements of the Portfolio, including the schedule of portfolio investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. All costs in organizing the Trust were paid by BBOI Worldwide LLC, the advisor of the Portfolio (the "Advisor"). The Advisor has delegated the daily portfolio management of the Portfolio to Bank of Ireland Asset Management (U.S.) Limited ("BIAM" or the "Sub-Advisor"), which owns 50% of the Advisor. Berger Associates, Inc. ("Berger") also owns 50% of the Advisor.

SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATION
     The price of the Fund's shares is based on the net asset value of the Fund, which is determined at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., New York time) each day that the Exchange is open. The per share net asset value of the Fund is determined by dividing the total value of its assets, less liabilities, by the total number of shares outstanding. Since the Fund will invest all of its investable assets in the Portfolio, the value of the Fund's investable assets will be equal to the value of its beneficial interest in the Portfolio. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statement which accompany these Financial Statements for the Fund.

INCOME AND EXPENSES
     As an investor in the Portfolio, the Fund is allocated its pro rata share of the aggregate investment income and annual operating expenses of the Portfolio including the investment advisory fee, custodian fees, independent accountants' fees, record keeping and pricing agent fees. Such investment income and expenses are allocated on the day the expense is incurred in proportion to the prior day's relative net assets of the Fund and other investors in the Portfolio.

FEDERAL INCOME TAXES
     Each series of the Trust is treated as a separate entity for Federal income tax purposes. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required.

DIVIDENDS AND DISTRIBUTIONS
     Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for Federal income tax purposes, taxable as ordinary income to shareholders.

     The Fund distributes net realized capital gains, if any, to their shareholders at least annually, if not offset by capital loss carryovers.
Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatments for net operating losses and expiring capital loss carryforwards. Accordingly, these permanent differences in the character of income and distributions between financial statements and tax basis will be reclassified to paid-in-capital. At July 31, 1997, no such differences existed.

USE OF ESTIMATES
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   AGREEMENTS

     Under an Administrative Services Agreement with the Fund, the Advisor serves as the administrator of the Fund. Pursuant to such Agreement, the Fund pays the Advisor a fee at an annual rate equal to the lesser of 0.10% of its average daily net assets or the Advisor's annual cost to provide or procure such services plus 0.01% of the Fund's average daily net assets. Under the Agreement, the Advisor is responsible, at its own expense, for providing or procuring all administrative services reasonably necessary for the operation of the Fund, including recordkeeping and pricing services, custodian services, transfer agency and dividend disbursing services, tax and audit services, insurance, legal services, printing and mailing to shareholders of prospectuses and other required communication and certain other administrative services. The Advisor has delegated the administration of the Fund to Berger. For such services, the Advisor pays Berger a sub-administration fee equal to 0.25% of the Fund's average daily net assets.

     Investors Fiduciary Trust Company ("IFTC") has been appointed to provide recordkeeping and pricing services to the Fund, including calculating the net asset value of the Fund, and to perform certain accounting and recordkeeping functions that it requires. In addition, IFTC has been appointed to serve as the Fund's custodian, transfer agent and dividend disbursing agent.

     Certain officers and trustees of the Trust are officers and directors of the Advisor or Sub-Advisor. Trustees who are not affiliated with the Portfolio's Advisor or Sub-Advisor are compensated for their services according to a fee schedule, allocated among the Berger Funds and Berger/BIAM Portfolio, which includes an annual fee component and a per meeting component. Such fees are allocated directly to the Portfolio and indirectly to the Fund.

3.   CHANGE OF FISCAL YEAR

     Effective April 11, 1997, the trustees of the Trust changed the fiscal year end of the Fund from July 31 to September 30.

BERGER/BIAM INTERNATIONAL CORE FUND
FINANCIAL HIGHLIGHTS (UNAUDITED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD FROM OCTOBER 11, 1996 (COMMENCEMENT OF INVESTMENT OPERATIONS) TO JULY 31, 1997



--------------------------------------------------------------------------------
Net asset value, beginning of period                              $       10.00
--------------------------------------------------------------------------------
Income From Investment Operations:
     Net investment income                                                 0.07
     Net realized and unrealized gain (loss) on investment
        and foreign currency transactions allocated from Portfolio         1.80
--------------------------------------------------------------------------------
Total from investment operations                                           1.87
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                    $       11.87
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total return*                                                             18.70%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ratios/Supplementary Data:
Net assets, end of period                                         $  75,452,318
Ratios to average net assets~:
     Gross expenses^                                                      1.25%
     Net expenses^                                                         .95%
     Net investment income (loss)                                         1.61%


* BASED ON OPERATIONS FOR THE PERIOD SHOWN AND, ACCORDINGLY, IS NOT REPRESENTATIVE OF A FULL YEAR.
~    ANNUALIZED.
^ REFLECTS THE FUND'S EXPENSES PLUS THE FUND'S PRO RATA SHARE OF THE PORTFOLIO'S GROSS AND NET EXPENSES. THE PORTFOLIO'S NET EXPENSES REFLECT ITS GROSS EXPENSES, REDUCED BY FEES OFFSET BY EARNINGS CREDITS, FEE WAIVERS AND EXPENSE REIMBURSEMENTS.




SEE NOTES TO FINANCIAL STATEMENTS.

BERGER/BIAM INTERNATIONAL PORTFOLIO
SEMI-ANNUAL REPORT
JULY 31, 1997

The following pages should be read in conjunction with the Berger/BIAM International CORE Fund Semi-Annual financial statements.



TABLE OF CONTENTS

Schedule of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements

BERGER/BIAM INTERNATIONAL PORTFOLIO
Schedule of Investments (Unaudited)
July 31, 1997


-----------------------------------------------------------------------------------------------
Country/Shares      Company                         Industry                      Market Value
-----------------------------------------------------------------------------------------------
                                 COMMON STOCK - 89.9%

AUSTRALIA - 6.7 %
   106,970     Broken Hill Proprietary            Resources                       $   1,455,643
   208,600     National Australia Bank            Financials                          3,041,452
   327,530     News Corporation                   Media                               1,493,370
   135,150     Western Mining                     Resources                             785,052
                                                                                  -------------
                                                                                      6,775,517
                                                                                  -------------
FINLAND - .5%
    19,800     Upm Kymmene                        Paper, Packaging & Printing           480,435
                                                                                  -------------
FRANCE - 2.1%
     3,230     Elf Aquitaine                      Utilities                             367,527
    15,400     Michelin                           Auto Goods                            955,955
     8,180     Total Co. Francaise Petrole 'B'    Utilities                             818,862
                                                                                  -------------
                                                                                      2,142,344
                                                                                  -------------
GERMANY -6.4%
    33,645     Hoechst                            Healthcare                          1,576,838
     4,477     Mannesmann                         Electrical/Engineering              2,086,083
    15,490     Siemens                            Electrical/Engineering              1,076,973
    29,740     Veba                               Utilities                           1,725,532
                                                                                  -------------
                                                                                      6,465,426
                                                                                  -------------
GREAT BRITAIN - 29.8%
   290,340     BAT Industries                     Tobacco/Financial Services          2,452,660
   122,950     Barclays Bank                      Financials                          2,591,522
   323,500     BTR                                Conglomerates                       1,005,557
   103,000     Cable & Wireless                   Telecommunications                  1,037,358
   105,750     Cadbury Schweppes                  Food Manufacturing                  1,022,557
    61,400     EMI Group - Class B                Leisure & Entertainment               110,786
    93,420     EMI Group                          Leisure & Entertainment               856,594
   203,350     General Electric Co.               Electrical/Engineering              1,174,114
    83,300     Glaxo Wellcome                     Healthcare                          1,763,983
   126,200     Granada Group                      Leisure & Entertainment             1,738,849
   112,700     Grand Metropolitan                 Retailer/Consumer Goods             1,106,398
    66,400     Kingfisher                         Retailer/Consumer Goods               784,195
   158,900     Ladbroke Group                     Leisure & Entertainment               643,790
   213,100     Lloyds TSB Group                   Financials                          2,355,953
    41,800     Premier Farnell                    Distributor of Components             351,736
   146,080     Prudential                         Insurance                           1,399,352
   178,050     Safeway                            Retailer/Consumer Goods             1,125,874
   126,400     Scottish Power                     Utilities                             893,609
   250,350     Shell Transport & Trading Company  Utilities                           1,852,027
    87,841     Siebe                              Electrical/Engineering              1,584,941
   130,900     TI Group                           Electrical/Engineering              1,168,051
   200,500     Vodafone Group                     Telecommunications                  1,012,951
    58,575     Zeneca Group                       Healthcare                          1,945,632
                                                                                  -------------
                                                                                     29,978,489
                                                                                  -------------
                                      13
HONG KONG - 1.6%
    45,000     HSBC Holdings                      Financials                      $   1,569,463
                                                                                  -------------
INDONESIA - 2.6%
   256,000     Gudang Garam                       Tobacco                               966,730
   304,000     HM Sampoerna                       Tobacco                             1,063,709
   409,000     Telekomunikasi                     Telecommunications                    625,621
                                                                                  -------------
                                                                                      2,656,060
                                                                                  -------------
IRELAND - 1.2%
    47,230     Allied Irish Banks                 Financials                            436,610
   257,100     Smurfit (Jefferson) Group          Paper, Packaging & Printing           778,515
                                                                                  -------------
                                                                                      1,215,125
                                                                                  -------------
ITALY - 1.4%
    42,206     ENI SPA ITL                        Utilities                             246,215
   189,380     Telecom Italia                     Telecommunications                  1,201,188
                                                                                  -------------
                                                                                      1,447,403
                                                                                  -------------
JAPAN - 6.9%
    94,000     Canon                              Retailer/Consumer Goods             2,998,354
    33,000     Honda Motor                        Engineering/Vehicles                1,102,738
    37,000     Kao Corporation                    Household Goods                       555,757
     4,000     Murata Manufacturing               Electronic & Electrical Equipment     188,009
     4,000     Rohm Company                       Electronic & Electrical Equipment     523,185
    20,000     Shiseido                           Retailers General                     332,475
     7,000     Sony Corporation                   Electronic & Electrical Equipment     697,017
    20,000     Takeda Chemical                    Pharmaceuticals                       605,882
                                                                                  -------------
                                                                                      7,003,417
                                                                                  -------------
MALAYSIA - 2.7%
   103,000     Hume Industries                    Infrastructure/Property               390,818
   203,000     RHB Capital                        Financials                            550,730
   304,400     Sime Darby                         Conglomerates                         958,649
   118,000     United Engineers                   Infrastructure/Property               823,828
                                                                                  -------------
                                                                                      2,724,025
                                                                                  -------------
MEXICO - .6%
   203,670     Grupo Financiero Banamex - Class B Financials                            626,857
                                                                                  -------------
NETHERLANDS - 9.0%
    87,430     ABN Amro Holdings                  Financials                          2,051,280
    86,600     Elsevier                           Media                               1,522,811
    47,852     ING Groep                          Financials                          2,323,785
    28,005     KON PTT Nederland                  Telecommunications                  1,146,806
     6,250     Nutricia Ver Bedrijven             Food Manufacturing                  1,059,883
    16,800     Royal Dutch Petroleum              Utilities                             939,673
                                                                                  -------------
                                                                                      9,044,238
                                                                                  -------------
PHILIPPINES - .4%
   208,370     San Miguel - Class B               Food & Drinks                         444,554
                                                                                  -------------
SINGAPORE - 5.2%
   165,000     City Development                   Infrastructure/Property             1,402,584
   148,412     Development Bank of Singapore      Financials                          1,927,691
    94,600     Fraser and Neave                   Food & Drinks                         643,319
    68,100     Singapore Press Holdings           Media                               1,292,071
                                                                                  -------------
                                                                                      5,265,665
                                                                                  -------------
SPAIN - .9%
    32,380     Banco De Santander                 Financials                            902,506
                                                                                  -------------
SWITZERLAND - 11.2%
     1,404     Alusuisse Lonza Holdings           Conglomerates                       1,273,417
     1,272     Nestle                             Food Manufacturing                  1,610,137
     2,941     Novartis                           Healthcare                          4,709,601
       161     Roche Holdings                     Healthcare                          1,553,183
     1,507     Schw Ruckverischer                 Insurance                           2,185,945
                                                                                  -------------
                                                                                     11,332,283
                                                                                  -------------

                                      14

THAILAND - .7%
    97,100     Bangkok Bank                       Financials                      $     747,851
                                                                                  -------------
               TOTAL COMMON STOCK (Cost $82,021,134)                                 90,821,658
                                                                                  -------------

               U.S. GOVERNMENT OBLIGATIONS - 4.9%
$5,000,000     U.S. Treasury Bills due 8/21/97 (Amortized cost $4,986,444)            4,986,444
                                                                                  -------------

               REPURCHASE AGREEMENT - 3.2%
               Repurchase agreement with State Street Bank, 4.25%, dated
               July 31, 1997, to be purchased at $3,252,384 on August 1, 1997, collateralized by U.S. Treasury Notes, 6.125% - March 31, 1998,
               with a value of $3,332,069 (Amortized cost $3,252,000)                 3,252,000
                                                                                  -------------

Total Investments (Cost $90,259,578*) - 98.0%                                        99,060,102
Other Assets, Less Liabilities - 2.0%                                                 1,980,340
                                                                                  -------------

Net Assets - 100%                                                                 $ 101,040,442
                                                                                  -------------
                                                                                  -------------

*Also represents cost for Federal income tax purposes.




SEE NOTES TO FINANCIAL STATEMENTS.

BERGER/BIAM INTERNATIONAL PORTFOLIO
Statement of Assets and Liabilities (Unaudited)
July 31, 1997

--------------------------------------------------------------------------------
ASSETS
Investments at value (cost $90,259,578)                       $       99,060,102
Cash                                                                         668
Foreign currency at value (cost $1,725,044)                            1,717,907
Net unrealized appreciation on open forward currency contracts           694,343
Receivables:
     Beneficial interests sold                                               527
     Interest and dividends                                              254,070
     Investment securities sold                                        2,330,182
--------------------------------------------------------------------------------
   Total Assets                                                      104,057,799
--------------------------------------------------------------------------------

LIABILITIES
Payables:
     Investment securities purchased                                   3,017,357
--------------------------------------------------------------------------------
     Total Liabilities                                                 3,017,357
--------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS      $      101,040,442
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




SEE NOTES TO FINANCIAL STATEMENTS.

BERGER/BIAM INTERNATIONAL PORTFOLIO
Statement of Operations (Unaudited)
For the Period From October 11, 1996 (commencement of investment operations) to July 31, 1997


--------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income (net of $120,766 foreign withholding taxes)  $          975,005
Interest                                                                106,243
--------------------------------------------------------------------------------
 Total Investment Income                                              1,081,248
--------------------------------------------------------------------------------

EXPENSES:
Investment advisory fee (Note 2)                                        396,476
Accounting services                                                      49,136
Trustees' fees and expenses (Note 2)                                     36,109
Custody fees                                                              8,752
Legal fees                                                                2,490
Postage, printing and reports                                             5,470
Insurance and bonds                                                       3,750
Miscellaneous                                                               516
--------------------------------------------------------------------------------
 Total Expenses                                                         502,699
 Less earnings credits                                                  (57,888)
 Less expenses reimbursed by Advisor (Note 2)                           (62,850)
--------------------------------------------------------------------------------
 Expenses - Net                                                         381,961
--------------------------------------------------------------------------------
 Net Investment Income (Loss)                                           699,287
--------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) ON
 Investment transactions                                                306,369
 Foreign currency transactions                                          622,104
--------------------------------------------------------------------------------
 Net Realized Gain (Loss)                                               928,473

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
 Investments                                                          8,233,848
 Foreign currency contracts and translations                            711,630
--------------------------------------------------------------------------------
 Net Change in Unrealized Appreciation (Depreciation)                 8,945,478

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                               $       10,573,238
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------





SEE NOTES TO FINANCIAL STATEMENTS.

BERGER/BIAM INTERNATIONAL PORTFOLIO
Statement of Changes in Net Assets (Unaudited)
For the Period From October 11, 1996 (commencement of investment operations) to July 31, 1997


--------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income (loss)                                       $    699,287
Net realized gain (loss) on investments and foreign
 currency transactions                                                  928,473
Net change in unrealized appreciation (depreciation) of
 investments and foreign currency transactions                        8,945,478
--------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations                10,573,238
--------------------------------------------------------------------------------

FROM DIVIDENDS AND DISTRIBUTIONS TO INVESTORS':
Net investment income                                                         0
Net realized gain                                                             0
--------------------------------------------------------------------------------
Net Decrease in Net Assets from Distributions to Investors'                   0
--------------------------------------------------------------------------------

FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
Contributions                                                       102,382,686
Withdrawals                                                         (11,915,482)
--------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Investors'
 Transactions                                                        90,467,204
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS                                   101,040,442
Net Assets:
  Beginning of period                                                         0
--------------------------------------------------------------------------------
  End of period                                                    $101,040,442
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTARY DATA (UNAUDITED)
For the period from October 11, 1996 (commencement of investment operations) to July 31, 1997


Ratios to Average Net Assets~:
  Gross Expenses*                 1.14%
  Net Expenses*                   0.87%
  Net Investment Income           1.59%
Portfolio Turnover+                 18%
Average Commission Rate         $.0235


* NET EXPENSES REFLECT THE PORTFOLIO'S GROSS (TOTAL) EXPENSES, REDUCED BY FEES OFFSET BY EARNINGS CREDITS, FEE WAIVERS AND EXPENSE REIMBURSEMENTS.
~   ANNUALIZED.
+ BASED ON OPERATIONS FOR THE PERIOD SHOWN AND, ACCORDINGLY, IS NOT REPRESENTATIVE OF A FULL YEAR.




SEE NOTES TO FINANCIAL STATEMENTS.

BERGER/BIAM INTERNATIONAL PORTFOLIO
Notes to Financial Statements (Unaudited)
July 31, 1997


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION
     The Berger/BIAM International Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio is a series of the Berger/BIAM Worldwide Portfolios Trust (the "Trust") , which was organized as a Delaware business trust on May 31, 1996. All costs in organizing the Trust were paid by BBOI Worldwide LLC, the investment advisor of the Portfolio ("BBOI"). The Portfolio commenced investment operations on October 11, 1996 ("Commencement of Investment Operations") with the sale of 448,161 shares of beneficial interest to the International Equity Fund, formerly known as the Berger/BIAM International Institutional Fund, in exchange for portfolio assets with an aggregate value of $4,481,609 which were transferred from the Pooled Trust of Citizens Bank of New Hampshire ("Citizens NH") to the International Equity Fund and, in turn, transferred to the Portfolio. Such transaction was a tax-free exchange. Citizens NH is an affiliate of Bank of Ireland Asset Management (U.S.) Limited ("BIAM"), which was the investment sub-advisor to the Pooled Trust and is the investment sub-advisor to the Portfolio.

     The Portfolio is advised by BBOI, which has delegated daily portfolio management of the Portfolio to BIAM. Berger Associates, Inc. ("Berger") and BIAM each own 50% of BBOI.

SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATION
     The Portfolio's securities and other assets are valued at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. New York time) each day the Exchange is open. The Portfolio's securities and other assets are valued as follows: securities listed or traded primarily on foreign exchanges, national exchanges and the Nasdaq Stock market are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by the Portfolio will be determined by using pricing services which provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available are valued at fair values determined in good faith pursuant to consistently applied procedures established by the trustees.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares in the portfolio are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith pursuant to consistently applied procedures established by the trustees.

FEDERAL INCOME TAXES
     The Portfolio intends to be treated as a partnership for Federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Sub-Chapter M of the Internal Revenue Code.

SECURITY GAINS AND LOSSES
     Gains and losses are computed on the identified cost basis for both financial statement and Federal income tax purposes for all securities. Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation. The cost of securities is translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
     Investment transactions are accounted for on the date investments are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts.

USE OF ESTIMATES
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

FORWARD CURRENCY CONTRACTS
     The Portfolio may enter into forward foreign currency exchange contracts for the purpose of hedging the Portfolio against exposure to market value fluctuations in foreign currencies. The use of such instruments may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations. Forward currency contracts and foreign denominated assets may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk, and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

2.   AGREEMENTS

     BBOI renders investment advisory services to the Portfolio pursuant to an agreement which provides for an investment advisory fee to be paid to BBOI at the annual rate of .90 of 1% of the Portfolio's average daily net assets. Until at least April 30, 1998, BBOI has agreed voluntarily to waive its advisory fee to the extent that the Portfolio's normal operating expenses in any fiscal year (including the investment advisory fee and custodian fees, but excluding brokerage commissions, interest, taxes and extraordinary expenses) exceed 1.00% of the Portfolio's average daily net assets for that fiscal year. BBOI is also responsible for providing for or arranging for all managerial and administrative services necessary for the operations of the
Portfolio.   BBOI has delegated the daily portfolio management of the
Portfolio to BIAM. For such services, BBOI pays BIAM a sub-advisory fee equal to .45% of the average daily net assets of the Portfolio. Such sub-advisory fee has been voluntarily waived by BIAM from the Commencement of Operations through July 31, 1997, except for the amount payable on the Citizens NH converted assets.

     Investors Fiduciary Trust Company ("IFTC") has been appointed to provide recordkeeping and pricing services to the Portfolio, including calculating the net asset value of the Portfolio, and to perform certain accounting and recordkeeping functions required by the Portfolio. In addition, IFTC has been appointed to serve as the Portfolio's custodian and transfer agent. For custodian, recordkeeping and pricing services, the Portfolio pays a fee directly to IFTC based on a percentage of its net assets, subject to certain minimums, and reimburses IFTC for certain out-of-pocket expenses. IFTC's fees for custody, recordkeeping and pricing, or transfer agency services are subject to reduction by credits earned by the Portfolio, based on the cash balances of the Portfolio held by IFTC as custodian or by credits received from directed brokerage transactions. For the period from Commencement of Operations through July 31, 1997, the Fund received $57,888 in earnings and brokerage credits which offset the fees payable to IFTC for services rendered.

     Certain officers and trustees of the Trust are officers and directors of the Advisor or BIAM. Trustees who are not affiliated with the Advisor or BIAM are compensated for their services according to a fee schedule, allocated among the Berger Funds and Berger/BIAM Portfolio, which includes an annual fee component and a per meeting component. Such fees are allocated directly to the Portfolio and, therefore, indirectly to each fund. Trustees' fees and expenses during the period from commencement of operations through July 31, 1997, totaled $36,109.

3.   INVESTMENT TRANSACTIONS

PURCHASES AND SALES
     Purchases and sales of investment securities (excluding short-term securities) during the period from Commencement of Investment Operations to July 31, 1997 were as follows:

                   Purchase of                   Sales of
               Investment Securities       Investment Securities
               ---------------------       ---------------------
                  $    89,505,618             $    7,790,854

     There were no purchases or sales of long-term U.S. Government securities during the period.

     At July 31, 1997, the composition of unrealized appreciation (the excess of value over tax cost) and unrealized depreciation (the excess of tax cost over value) for securities held was as follows:

                Appreciation        Depreciation          Net
               --------------      --------------    --------------
               $    11,187,925     $    2,387,401    $    8,800,524

4.   CHANGE OF FISCAL YEAR

     Effective April 11, 1997, the trustees of the Trust changed the fiscal year end of the Portfolio from July 31 to September 30.


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
                TRUSTEES OF BERGER/BIAM WORLDWIDE FUNDS TRUST

                 MICHAEL OWEN, CHAIRMAN * DENNIS E. BALDWIN
     WILLIAM M.B. BERGER * LOUIS R. BINDNER, P.E. * KATHERINE A. CATTANACH LUCY BLACK CREIGHTON * DENIS CURRAN * PAUL R. KNAPP * GERARD M. LAVIN *
                   HARRY T. LEWIS, JR. * WILLIAM SINCLAIRE


                                    OFFICERS:


                                GERARD M. LAVIN
                             President of the Trust

                                CRAIG D. CLOYED
                           Vice President of the Trust

                                 KEVIN R. FAY
            Vice President, Secretary and Treasurer of the Trust

                               JANICE M. TEAGUE
                      Assistant Secretary of the Trust

                               DAVID J. SCHULTZ
                      Assistant Treasurer of the Trust

                              INVESTMENT ADVISOR
                              BBOI Worldwide LLC
                                P.O. Box 5005
                            Denver, Colorado 80217
                       1-303-329-0200 or 1-800-333-1001


                               THE BERGER FUNDS
             Together we can move mountains...the world over.-TM-

                       -C-1997 Berger Associates, Inc.


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